      As filed with the U.S. Securities and Exchange Commission on June 29, 2006
                                                                File No. 2-73948
                                                               File No. 811-3258

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933            [X]
         Pre-Effective Amendment No. __                            [ ]
         Post-Effective Amendment No. 81                           [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    [X]
         Amendment No. 82

                        (Check appropriate box or boxes.)

                      DFA INVESTMENT DIMENSIONS GROUP INC.
               (Exact Name of Registrant as Specified in Charter)

                    1299 Ocean Avenue, Santa Monica CA 90401
               (Address of Principal Executive Office) (Zip Code)

        Registrant's Telephone Number, including Area Code (310) 395-8005

           Catherine L. Newell, Esquire, Vice President and Secretary
                       Dimensional Investment Group Inc.,
                1299 Ocean Avenue, Santa Monica, California 90401
                     (Name and Address of Agent for Service)

                  Please send copies of all communications to:

                            Mark A. Sheehan, Esquire
                      Stradley, Ronon, Stevens & Young, LLP
                            2600 One Commerce Square
                             Philadelphia, PA 19103
                                 (215) 564-8027

It is proposed that this filing will become effective (check appropriate box):

___  immediately upon filing pursuant to paragraph (b)
___  on [Date] pursuant to paragraph (b)
___  60 days after filing pursuant to paragraph (a)(1)
___  on [Date] pursuant to paragraph (a)(1)
_X_  75 days after filing pursuant to paragraph (a)(2)
___  on [Date] pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

___  This  post-effective  amendment  designates  a  new  effective  date  for a previously filed post-effective amendment.
--------------------------------------------------------------------------------

                       Title of Security Being Registered:

                  DFA Inflation-Protected Securities Portfolio

--------------------------------------------------------------------------------

This   Post-Effective   Amendment   No.   81/82  to   Registration   File   Nos.
2-73948/811-3258 includes the following:

1.   FACING PAGE

2.   CONTENTS PAGE

3.   PART A -- Prospectus  relating to the Registrant's DFA  Inflation-Protected
     Securities Portfolio series of shares

4.   PART  B  --  Statement  of  Additional  Information  relating  to  the  DFA
     Inflation-Protected Securities Portfolio series of shares

5.   PART C -- Other Information

6.   SIGNATURES

                                            Subject to Completion, June 29, 2006

                               P R O S P E C T U S

                              ____________ __, 2006
  Please carefully read the important information it contains before investing.

                      DFA INVESTMENT DIMENSIONS GROUP INC.
--------------------------------------------------------------------------------

     DFA Investment Dimensions Group Inc. is an investment company that offers a variety of investment portfolios.  The Portfolio described in this Prospectus: o
Has its own  investment  objective  and  policies,  and is the  equivalent  of a separate mutual fund. o Is generally  available only to institutional  investors and  clients  of  registered  investment  advisors.  o Does  not  charge a sales commission or "load." o Is designed for long-term investors.

                  DFA INFLATION-PROTECTED SECURITIES PORTFOLIO

  The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this
      Prospectus. Any representation to the contrary is a criminal offense.

The  information  in this  prospectus is not complete and may be changed.  These securities  may not be sold  until the  registration  statement  filed  with the
Securities and Exchange Commission is effective.  The prospectus is not an offer to sell these  securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

                                TABLE OF CONTENTS
RISK/RETURN SUMMARY............................................................1
         ABOUT THE PORTFOLIO...................................................1
         MANAGEMENT............................................................1
         FIXED INCOME INVESTMENT APPROACH......................................1
         INVESTMENT OBJECTIVE, STRATEGIES, AND RISKS OF THE DFA

RISK/RETURN SUMMARY

About the Portfolio

The Portfolio:

     o    Is  generally  offered  to  institutional  investors  and  clients  of registered investment advisers.

     o    Does not charge sales commissions or "loads."

     o    Is designed for long-term investors.

Management

Dimensional Fund Advisors Inc. (the "Advisor") is the investment manager for the
Portfolio.

Fixed Income Investment Approach:

Portfolio construction: Generally, the Advisor structures a portfolio by:

     1.   Setting a maturity range.

     2.   Implementing the Advisor's quality and eligibility guidelines.

     3.   Purchasing  securities  with a view  to  balancing  the  objective  of maximizing returns consistent with inflation protection.

Investment  Objective,  Strategies,  and  Risks  of the DFA  Inflation-Protected
Securities Portfolio

     o    Investment  Objective:  Provide inflation  protection and earn current income consistent with inflation-protected securities.

     o    Investment Strategy: Seek to maximize risk-adjusted total returns from a universe of  inflation-protected  securities  that are structured to provide a total  return that  exceeds the rate of  inflation  over the long-term.  The Portfolio will invest primarily in inflation-protected securities  issued  by  the  U.S.  government  and  its  agencies  and instrumentalities.

     o    Principal Risks:  Market Risk,  Interest Rate Risk, Credit Risk, Risks
          of Investing for Inflation Protection.

Principal Risks

Market Risk: Even a long-term  investment  approach  cannot  guarantee a profit.
Economic,  political,  and  issuer-specific  events  will  cause  the  value  of securities,  and the  Portfolio,  which owns them, to rise or fall.  Because the value of your investment in the Portfolio will fluctuate, there is the risk that you may lose money.

Interest Rate Risk:  Fixed income  securities  are subject to interest rate risk because  the  prices of fixed  income  securities  tend to move in the  opposite direction of interest  rates.  When interest rates rise,  fixed income  security prices fall.  When interest rates fall,  fixed income  security  prices rise. In general,  fixed income  securities with longer  maturities are more sensitive to these price changes.  Inflation-protected  securities may react differently from other fixed income  securities to changes in interest  rates.  Because  interest rates on inflation-protected  securities are adjusted for inflation,  the values of these  securities  are not  materially  affected by  inflation  expectations.
Therefore, the value of inflation-protected securities are anticipated to change in  response  to changes  in "real"  interest  rates,  which  represent  nominal
(stated) interest rates reduced by the expected impact of inflation.  Generally, the value of an inflation-protected  security will fall when real interest rates rise and will rise when real interest rates fall.

Credit Risk: Credit risk is the risk that the issuer of a security may be unable to make interest  payments  and/or repay  principal  when due. A downgrade to an issuer's credit rating or a perceived change in an issuer's  financial  strength may affect a security's  value,  and thus,  impact the Portfolio's  performance.
While  securities  directly  issued or  guaranteed  by the U.S.  Treasury and by agencies and  instrumentalities  that are backed by the full faith and credit of the U.S. government present little credit risk,  securities issued or guaranteed by other  agencies or  instrumentalities  may have greater  credit  risks.  U.S.
government  agency  securities  issued or guaranteed by the credit of the agency may still involve a risk of non-payment of principal and/or interest.

Risks of  Investing  for  Inflation  Protection:  Because  the  interest  and/or principal payments on an inflation-protected  security are adjusted periodically for  changes  in  inflation,  the income  distributed  by the  Portfolio  may be
irregular.   In  a  period  of  sustained  deflation,   the  inflation-protected
securities  held by the  Portfolio  may not pay any  income.  Although  the U.S.
Treasury   guarantees   to  pay  at  least  the  original   face  value  of  any
inflation-protected  securities the Treasury issues, other issuers may not offer the same guarantee.  As a result, the Portfolio may suffer a loss during periods of sustained deflation. While inflation-protected  securities are expected to be protected from long-term inflationary trends,  short-term increases in inflation may lead to a decline in the  Portfolio's  value.  If interest rates rise due to reasons other than inflation, the Portfolio's investment in these securities may not be  protected  to the  extent  that the  increase  is not  reflected  in the securities' inflation measures.  In addition,  positive adjustments to principal generally  will result in taxable  income to the  Portfolio  at the time of such adjustments  (which  generally  would be distributed by the Portfolio as part of its  taxable  dividends),  even  though the  principal  amount is not paid until maturity.  The current  market value of  inflation-protected  securities  is not guaranteed and will fluctuate.

Other Risk

Securities Lending:

The Portfolio may lend its portfolio  securities to generate  additional income.
Securities  lending  involves  the risk that the borrower may fail to return the securities  in a timely  manner or at all. As a result,  the  Portfolio may lose money  and  there  may be a delay  in  recovering  the  loaned  securities.  The
Portfolio also could lose money if the Portfolio does not recover the securities and/or the value of the  collateral  falls,  including the value of  investments made with cash collateral. Securities lending may have certain potential adverse tax consequences.  See "SECURITIES LOANS" for further  information on securities lending.

Other Information

Commodity Pool Operator Exemption:

The  Portfolio  is operated by a person that has claimed an  exclusion  from the definition of the term "commodity  pool operator"  under the Commodity  Exchange
Act  ("CEA"),  and,  therefore,  such person is not subject to  registration  or regulation as a commodity pool operator under the CEA.

Risk and Return Bar Chart and Table

Performance information is not available for the Portfolio because it is new.

                                FEES AND EXPENSES

This  table  describes  the  fees and  expenses  you may pay if you buy and hold shares of the Portfolio.

Shareholder Fees (fees paid directly from your investment): None

                         ANNUAL FUND OPERATING EXPENSES
               (expenses that are deducted from Portfolio assets)

Management Fee.......................................................0.10%
Other Expenses.......................................................0.21%*

Total Annual Operating Expenses......................................0.31%
Fee Waiver and/or Expense Reimbursements.............................0.11%

Net Expenses.........................................................0.20%**
__________________

*    "Other  Expenses" are annualized  expenses  based on  anticipated  fees and expenses  payable by the Portfolio  through the fiscal year ending November
     30, 2006.

**   Pursuant  to  a  Fee  Waiver  and  Expense  Assumption  Agreement  for  the
     Portfolio,  the  Advisor  has  agreed  to  waive  all or a  portion  of its management  fee  and to  assume  the  Portfolio's  expenses  to the  extent necessary  to limit the  expenses to 0.20% of the  Portfolio's  average net assets on an annualized  basis (the "Expense  Limitation  Amount").  At any time that the Portfolio's annualized expenses are less than the Portfolio's
     Expense  Limitation  Amount,  described in the prior sentence,  the Advisor retains  the right to seek  reimbursement  for any fees  previously  waived and/or expenses  previously  assumed to the extent that such  reimbursement will not cause the  Portfolio's  annualized  expenses to exceed the Expense
     Limitation  Amount. The Portfolio is not obligated to reimburse the Advisor for fees previously  waived or expenses  previously  assumed by the Advisor more than thirty-six months before the date of such reimbursement.  The Fee
     Waiver  and  Expense  Assumption  Agreement  will  remain in effect  for an initial  period until April 1, 2008, and then shall continue in effect from year to year for  one-year  periods  thereafter  unless  terminated  by DFA
     Investment Dimensions Group Inc. or the Advisor.

                                     EXAMPLE

     This  Example is meant to help you  compare  the cost of  investing  in the
Portfolio with the cost of investing in other mutual funds.

     The Example  assumes that you invest  $10,000 in the Portfolio for the time periods  indicated  and  then  redeem  all of your  shares  at the end of  those periods. The Example also assumes that your investment has a 5% return each year and that the  Portfolio's  operating  expenses  remain the same.  Although  your actual  costs may be higher or lower,  based on these  assumptions,  your  costs would be as follows:

                                                           l Year       3 Years
DFA Inflation-Protected Securities Portfolio.........       $20           $89

     Because  the  Portfolio  is new,  the  Example is based on the  anticipated expenses for the Portfolio for the current fiscal year, and does not extend over five- and ten-year periods.

                                   HIGHLIGHTS

Management Services

     The Advisor serves as investment advisor to the Portfolio.  See "MANAGEMENT
OF THE PORTFOLIO."

Purchase, Valuation, and Redemption of Shares

     The shares of the  Portfolio  are sold at net asset value.  The  redemption price of the shares of the Portfolio is also equal to the net asset value of its shares.  The value of the  Portfolio's  shares will fluctuate in relation to its own investment experience.  See "PURCHASE OF SHARES," "VALUATION OF SHARES," and
"REDEMPTION OF SHARES."

                        INVESTMENT OBJECTIVE AND POLICIES

     The  investment  objective  of  the  DFA   Inflation-Protected   Securities
Portfolio is to provide inflation  protection and earn current income consistent with preservation of capital.  Ordinarily,  the Portfolio will invest its assets in inflation-protected securities issued by the U.S. government and its agencies and instrumentalities.

     As a non-fundamental policy, under normal circumstances, the Portfolio will invest at least 80% of its net assets in inflation-protected  securities. If the
DFA Inflation-Protected  Securities Portfolio changes this investment policy, it will notify shareholders at least 60 days before the change, and will change the
name  of  the   Portfolio.   Inflation-protected   securities   (also  known  as
inflation-indexed  securities) are securities  whose  principal  and/or interest payments are adjusted for inflation,  unlike  conventional  debt securities that make fixed  principal  and  interest  payments.  Inflation-protected  securities include Treasury  Inflation-Protected  Securities ("TIPS"), which are securities issued  by the  U.S.  Treasury.  The  principal  value of TIPS is  adjusted  for inflation  (payable at maturity) and the semi-annual  interest  payments by TIPS equal a fixed  percentage  of the  inflation-adjusted  principal  amount.  These inflation  adjustments  are  based  upon the  Consumer  Price  Index  for  Urban
Consumers  (CPI-U).  The original  principal  value of TIPS is guaranteed,  even during  periods of deflation.  At maturity,  TIPS are redeemed at the greater of their inflation-adjusted  principal or par amount at original issue. Other types of inflation-protected  securities may use other methods to adjust for inflation and other  measures of inflation.  In addition,  inflation-protected  securities issued by entities  other than the U.S.  Treasury may not provide a guarantee of principal value at maturity.

     Generally, the Portfolio will purchase inflation-protected  securities with maturities of between five and twenty years, although it is anticipated that, at times,  the  Portfolio  will  purchase  securities  outside of this  range.  The
Portfolio  ordinarily will have an average weighted maturity,  based upon market values, of between three to twelve years.

     The Portfolio is authorized  to invest in Treasury  bonds,  bills and notes and obligations of U.S. government agencies and instrumentalities. The Portfolio will not shift the maturity of its  investments in anticipation of interest rate movements.

Description of Other Fixed Income Investments

     The following is a description of the categories of investments that may be acquired by the Portfolio:

     1. U.S. Government Obligations--Debt securities issued by the U.S. Treasury which are direct obligations of the U.S. government,  including bills, notes and bonds.

     2.  U.S.  Government  Agency  Obligations--Issued  or  guaranteed  by  U.S.
government-sponsored   instrumentalities   and  federal  agencies,   which  have
different  levels of credit  support.  The U.S.  government  agency  obligations
include,   but  are  not  limited  to,   securities   issued  by  agencies   and
instrumentalities  of the U.S.  government  that are supported by the full faith and credit of the United States, such as the Federal Housing  Administration and
Ginnie Mae,  including  Ginnie Mae pass-through  certificates.  Other securities issued by agencies and instrumentalities sponsored by the U.S. government may be supported only by the issuer's right to borrow from the U.S.  Treasury,  subject to certain limits,  such as securities issued by Federal Home Loan Banks, or are supported  only by the credit of such  agencies,  such as Freddie Mac and Fannie
Mae.

     3. Repurchase Agreements--Instruments through which the Portfolio purchases securities ("underlying securities") from a bank or a registered U.S. government securities dealer,  with an agreement by the seller to repurchase the securities at an agreed price, plus interest at a specified rate. The underlying securities will be  limited  to U.S.  government  and U.S.  government  agency  obligations described in (1) and (2) above.  The Portfolio  will not enter into a repurchase agreement with a duration of more than seven days if, as a result, more than 10%
of the value of the Portfolio's total assets would be so invested. The Portfolio also will only invest in  repurchase  agreements  with a bank if the bank has at least  $1,000,000,000  in assets and is approved by the Investment  Committee of the Advisor.  The Advisor will monitor the market value of the  securities  plus any accrued  interest  thereon so that they will at least  equal the  repurchase price.

                                SECURITIES LOANS

     The  Portfolio is  authorized  to lend  securities  to  qualified  brokers, dealers,  banks,  and other  financial  institutions  for the purpose of earning additional  income.  While the Portfolio may earn additional income from lending securities,  such  activity is incidental  to the  investment  objectives of the
Portfolio. The value of securities loaned may not exceed 33 1/3% of the value of the Portfolio's total assets,  which includes the value of collateral  received.
To the extent the  Portfolio  loans a portion of its  securities,  the Portfolio will  receive  collateral  consisting  generally  of  cash  or  U.S.  government securities,  which will be  maintained  by marking to market  daily in an amount equal to at least (i) 100% of the current market value of the loaned securities, with respect to securities of the U.S. government or its agencies,  (ii) 102% of the  current  market  value  of the  loaned  securities,  with  respect  to U.S.
securities, and (iii) 105% of the current market value of the loaned securities, with respect to foreign securities.  Subject to its stated investment  policies, the Portfolio may invest the  collateral  received for the loaned  securities in securities  of the  U.S.  government  or  its  agencies,  repurchase  agreements collateralized  by  securities  of the  U.S.  government  or its  agencies,  and registered and unregistered  money market funds. For purposes of this paragraph, agencies include both agency debentures and agency  mortgage-backed  securities.
In addition,  the  Portfolio  will be able to terminate the loan at any time and will receive  reasonable  interest on the loan,  as well as amounts equal to any dividends,  interest, or other distributions on the loaned securities.  However, dividend income received from loaned  securities may not be eligible to be taxed at qualified dividend income rates. See the Portfolio's  Statement of Additional
Information (the "SAI") for a further discussion of the tax consequences related to  securities  lending.  The  Portfolio  will be  entitled  to  recall a loaned security in time to vote proxies or otherwise  obtain  rights to vote proxies of loaned  securities if the Portfolio  knows a material  event will occur.  In the event of the bankruptcy of the borrower, the Portfolio could experience delay in recovering  the  loaned  securities  or  only  recover  cash  or a  security  of equivalent value. See "OTHER RISKS--SECURITIES  LENDING" for a discussion of the risks related to securities lending.

                           MANAGEMENT OF THE PORTFOLIO

     The Advisor  serves as investment  advisor to the  Portfolio.  As such, the
Advisor  is  responsible  for the  management  of the  Portfolio's  assets.  The
Portfolio is managed using a team  approach.  The  investment  team includes the
Investment Committee of the Advisor,  portfolio managers,  and all other trading personnel.

     The  Investment  Committee is composed  primarily  of certain  officers and directors  of the Advisor  who are  appointed  annually.  As of the date of this
Prospectus, the Investment Committee has seven members. Investment decisions for the Portfolio  are made by the  Investment  Committee,  which meets on a regular basis and also as needed to consider investment issues. The Investment Committee also sets and  reviews  all  investment  related  policies  and  procedures  and approves  any  changes in regards to approved  countries,  security  types,  and brokers.

     In  accordance  with the team approach  used to manage the  Portfolio,  the portfolio  managers and portfolio  traders implement the policies and procedures established by the Investment  Committee.  The portfolio  managers and portfolio traders also make daily decisions regarding the Portfolio, including running buy and  sell  programs,  based  on the  parameters  established  by the  Investment
Committee. David A. Plecha, the portfolio manager for the Portfolio, coordinates the efforts of all other  portfolio  managers  with respect to the Portfolio and other fixed income portfolios managed by the Advisor.

     Mr. Plecha is a Portfolio  Manager and Vice  President of the Advisor and a
member  of the  Investment  Committee.  Mr.  Plecha  received  his BS  from  the
University  of Michigan at Ann Arbor in 1983 and his MBA from the  University of
California at Los Angeles in 1987. Mr. Plecha has been responsible for the fixed income portfolios  managed by the Advisor since the end of 1991. The Portfolio's
SAI provides  information  about the  portfolio  manager's  compensation,  other accounts managed by the portfolio manager, and the portfolio manager's ownership of Portfolio shares.

     The Advisor  provides the Portfolio  with a trading  department and selects brokers and dealers to effect securities  transactions.  Securities transactions are placed with a view to  obtaining  best price and  execution.  The  Advisor's address is 1299 Ocean Avenue, Santa Monica, CA 90401.

     DFA  Investment  Dimensions  Group Inc.  (the "Fund")  bears all of its own costs and expenses,  including:  services of its independent  registered  public accounting firm,  legal counsel,  brokerage  commissions,  and transfer taxes in connection with the acquisition and disposition of portfolio securities,  taxes, insurance  premiums,  costs  incidental  to  meetings  of its  shareholders  and directors,  the  cost  of  filing  its  registration  statements  under  federal securities  laws and the cost of any filings  required  under  state  securities laws,  reports to  shareholders,  and transfer and dividend  disbursing  agency, administrative  services, and custodian fees. Expenses allocable to a particular portfolio  of the Fund are so  allocated.  The expenses of the Fund that are not allocable to a particular  portfolio are borne by each portfolio on the basis of its relative net assets.

     The Advisor was  organized  in May 1981,  and is engaged in the business of providing  investment  management  services.  As of the date of this Prospectus, assets under management total approximately $100 billion.

                DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES

     Dividends  from net  investment  income of the  Portfolio  are  distributed quarterly (on a calendar  basis) and any net realized  capital gains  (including any  inflation  adjustments  distributed  as ordinary  income)  are  distributed annually after  November 30. The Portfolio also may make an additional  dividend distribution from net investment income in November of each year.

     Shareholders  of  the  Portfolio  will  automatically  receive  all  income dividends and capital gains  distributions in additional shares of the Portfolio at net asset value (as of the business date following the dividend record date),
unless,   upon  written   notice  to  the  Advisor  and  completion  of  account
information, the shareholder selects one of the options listed below:

     Income  Option--to  receive  income  dividends  in cash and  capital  gains distributions in additional shares at net asset value.

     Capital Gains  Option--to  receive capital gains  distributions in cash and income dividends in additional shares at net asset value.

     Cash   Option--to   receive  both  income   dividends   and  capital  gains
distributions in cash.

     Certain  investments  by the Portfolio may be subject to special rules that may affect the  amount,  character,  and timing of the income to the  Portfolio.
Some of these rules are referenced in the SAI. Specifically, corporate investors should consult the SAI for further information regarding the extent to which the distributions  from the Portfolio  may be eligible for the  corporate  dividends received reduction.

     Whether paid in cash or additional  shares and  regardless of the length of time the Portfolio's  shares have been owned by shareholders  who are subject to
U.S.  federal  income  taxes,  distributions  from  long-term  capital gains are taxable as such.  Dividends from net investment income or net short-term capital gains  will be  taxable  as  ordinary  income,  whether  received  in cash or in additional  shares.  Because the  Portfolio's  income is derived  primarily from interest,  income dividends paid by the Portfolio  generally will not qualify as
qualified  dividends  eligible  for  taxation  by  individual   shareholders  at
long-term  capital gains rates. For those investors subject to tax, if purchases of shares  of the  Portfolio  are made  shortly  before  the  record  date for a dividend  or capital  gain  distribution,  a portion of the  investment  will be returned as a taxable  distribution.  Shareholders are notified  annually by the
Fund as to the U.S.  federal tax status of dividends and  distributions  paid by the Portfolio.

     The sale of shares of the  Portfolio is a taxable event and may result in a capital gain or loss to  shareholders  who are subject to tax.  Capital gains or loss may be realized  from an ordinary  redemption of shares of the Portfolio or an exchange of shares between the Portfolio and another portfolio managed by the
Advisor.  Any loss incurred on sale or exchange of the Portfolio's  shares, held for six  months or less,  will be  treated as a  long-term  capital  loss to the extent of capital gain dividends received with respect to such shares.

     In  addition  to federal  taxes,  shareholders  may be subject to state and local taxes on  distributions  from the Portfolio and on gains on redemptions or exchanges  of the  Portfolio's  shares.  Distributions  of  interest  income and capital gains realized from certain types of U.S.  government  securities may be exempt from state personal income taxes.

     Dividends   which  are  declared  in  October,   November  or  December  to
shareholders of record in such a month, but which, for operational  reasons, may not be paid to the shareholder until the following January,  will be treated for
U.S. federal income tax purposes as if paid by the Portfolio and received by the shareholder on December 31 of the calendar year in which they are declared.

     For non-U.S. investors, ordinary dividends designated as short-term capital gain  dividends and  interest-related  dividends  designated as a payment out of qualified interest income generally will not be subject to U.S. withholding tax, provided the shareholder certifies that the shareholder is a non-U.S. investor.

     The  Portfolio  is required to withhold 28% of taxable  dividends,  capital gains  distributions,  and redemption proceeds paid to shareholders who have not complied with IRS rules  concerning  taxpayer  identification  numbers.  You may avoid this  withholding  requirement  by providing and certifying on the account registration form your correct Taxpayer  Identification Number and by certifying that you are not subject to backup  withholding and are a U.S. person (including a U.S. resident alien). The Portfolio must also withhold if the IRS instructs it to do so. Non-U.S.  investors may be subject to U.S.  withholding or estate tax, and are subject to special U.S. tax certification requirements.

     The tax  discussion  set forth  above is included  for general  information only.  Prospective  investors should consult the SAI. Prospective investors also should consult their own tax advisers  concerning the federal,  state, local, or foreign tax consequences of an investment in the Portfolio.

                               PURCHASE OF SHARES

     Investors  may purchase  shares of the  Portfolio by first  contacting  the
Advisor at (310) 395-8005 to notify the Advisor of the proposed investment.  The
Portfolio  generally is available for investment only by institutional  clients, clients of registered  investment advisors,  clients of financial  institutions, and a limited number of certain other  investors,  as approved from time to time by the Advisor  ("Eligible  Investors").  Eligible  Investors include employees, former employees,  shareholders, and directors of the Advisor and the Funds, and friends  and family  members of such  persons.  All  investments  are subject to approval  of the  Advisor,  and all  investors  must  complete  and  submit  the necessary account  registration forms in good order. The Fund reserves the right to reject any initial or  additional  investment  and to suspend the offering of shares of the Portfolio.

     "Good order" with respect to the purchases of shares means that (1) a fully completed  and properly  signed  Account  Registration  Form and any  additional supporting  legal  documentation  required by the Advisor have been  received in legible form, and (2) the Advisor has been notified of the purchase by telephone and, if the  Advisor so  requests,  also in writing,  no later than the close of regular  trading on the NYSE (normally 1:00 p.m. PT) on the day of the purchase.
If an  order  to  purchase  shares  must be  cancelled  due to  nonpayment,  the purchaser will be  responsible  for any loss incurred by the Fund arising out of such  cancellation.  To recover any such loss,  the Fund  reserves  the right to redeem  shares  owned  by any  purchaser  whose  order  is  cancelled,  and such purchaser  may be  prohibited  or  restricted  in the manner of placing  further orders.

     Investors having an account with a bank that is a member or a correspondent of a member of the Federal  Reserve System may purchase  shares by first calling the Advisor at (310) 396-8005 to notify the Advisor of the proposed  investment, then requesting the bank to transmit immediately available funds (federal funds)
by wire to PNC Bank,  N.A. for the account of DFA  Investment  Dimensions  Group
Inc. (DFA Inflation-Protected Securities Portfolio). Additional investments also may be made through the wire procedure by first notifying the Advisor. Investors who wish to purchase shares of the Portfolio by check should send their check to
DFA Investment Dimensions Group Inc., c/o PFPC Inc., P.O. Box 8916,  Wilmington,
Delaware 19899-8916.

     Payment of the total  amount due should be made in U.S.  dollars.  However, subject  to  approval  by the  Advisor,  payment  may  be  made  in  any  freely convertible  currency and the necessary  foreign exchange  transactions  will be arranged on behalf of, and at the expense of, the applicant. Applicants settling in any currency other than U.S. dollars are advised that a delay in processing a purchase or redemption may occur to allow for currency conversion.

     Shares also may be purchased  and sold by  individuals  through  securities firms that may charge a service fee or commission for such transactions. No such fee or commission  is charged on shares that are purchased or redeemed  directly from the Fund.  Investors who are clients of investment  advisory  organizations also may be subject to  investment  advisory  fees under their own  arrangements with such organizations.

In-Kind Purchases

     If  accepted  by the Fund,  shares of the  Portfolio  may be  purchased  in exchange for  securities  that are eligible for  acquisition by the Portfolio or otherwise  represented  in  its  portfolio  as  described  in  this  Prospectus.
Securities and local currencies  accepted by the Fund for exchange and Portfolio shares to be issued in exchange will be valued as set forth under  "VALUATION OF
SHARES"  at the time of the next  determination  of net asset  value  after such acceptance. All dividends,  interests,  subscription, or other rights pertaining to such  securities  shall  become the  property  of the  Portfolio  and must be delivered  to the Fund by the investor  upon receipt from the issuer.  Investors who desire to purchase  shares of the  Portfolio  with local  currencies  should first contact the Advisor for wire instructions.

     The Fund will not accept securities in exchange for shares of the Portfolio unless:  (1) such  securities  are, at the time of the exchange,  eligible to be included,  or  otherwise  represented,  in  the  Portfolio  and  current  market
quotations  are  readily  available  for  such  securities;   (2)  the  investor
represents  and  agrees  that all  securities  offered to be  exchanged  are not subject  to any  restrictions  upon  their  sale  by  the  Portfolio  under  the
Securities  Act of 1933 or under the laws of the country in which the  principal market for such securities  exists,  or otherwise;  and (3) at the discretion of the Fund,  the value of any such security  (except U.S.  government  securities)
being exchanged,  together with other securities of the same issuer owned by the
Portfolio,  may not  exceed 5% of the net  assets of the  Portfolio  immediately after the  transaction.  The Fund will accept such securities for investment and not for resale.

     A gain or loss for federal  income tax purposes will  generally be realized by investors who are subject to federal  taxation  upon the exchange,  depending upon  the  cost  of  the  securities  or  local  currency  exchanged.  Investors interested in such  exchanges  should  contact the Advisor.  Purchases of shares will be made in full and fractional  shares  calculated to three decimal places.
In the interest of economy and convenience,  certificates for shares will not be issued.

                POLICY REGARDING EXCESSIVE OR SHORT-TERM TRADING

     The Portfolio is designed for  long-term  investors and is not intended for investors  that engage in  excessive  short-term  trading  activity  that may be harmful to the Portfolio, including but not limited to market timing. Short-term or  excessive  trading  into  and out of the  Portfolio  can  disrupt  portfolio management strategies, harm performance, and increase Portfolio expenses for all shareholders, including long-term shareholders who do not generate these costs.

     The Board of Directors of the Fund (the  "Board") has adopted a policy (the
"Trading  Policy")  and the  Advisor  and  DFA  Securities  Inc.  (collectively,
"Dimensional") and their agents have implemented the following procedures, which are designed to discourage  and prevent  market  timing or excessive  short-term trading in the Portfolio:  (i) trade activity  monitoring,  and (ii) use of fair value pricing.

     The Fund, Dimensional and their agents monitor selected trades and flows of money in and out of the  Portfolio in an effort to detect  excessive  short-term trading activities,  and for consistent  enforcement of the Trading Policy. As a result  of this  monitoring,  Dimensional  may ask a  shareholder  to stop  such activities  or refuse to  process  purchase  orders  or  exchange  orders in the shareholder's account.

     The Fund reserves the right to take the actions necessary to stop excessive or  disruptive  trading  activities,  including  refusing or canceling  purchase orders for any reason,  without prior notice,  particularly purchase orders that the Fund believes are made on behalf of market timers. The Fund, Dimensional and their  agents  reserve  the  right to reject  any  purchase  request  made by an investor indefinitely if the Fund or Dimensional believe that any combination of trading activity in the accounts is potentially disruptive to the Portfolio.  In making such judgments,  the Fund and Dimensional seek to act in a manner that is consistent  with the best  interests of  shareholders.  For purposes of applying these procedures,  Dimensional may consider an investor's trading history in the
Portfolio,  and  accounts  under common  ownership,  influence,  or control.  In addition,  these procedures will not apply to a redemption  transaction in which the Portfolio distributes  portfolio securities to a shareholder in-kind,  where the  redemption  will not  disrupt the  efficient  portfolio  management  of the
Portfolio and the  redemption is consistent  with the interests of the remaining shareholders of the Portfolio.

     The ability to monitor trades that are through omnibus accounts  maintained by  financial  intermediaries,  such as 401(k) plan  administrators  and certain fee-based financial advisors  ("Intermediaries"),  is severely limited.  Omnibus accounts aggregate the transactions of underlying  shareholders,  thus making it
difficult  to  identify  individual   underlying  account  holder  activity.  In
addition,  some  Intermediaries  may be unable,  or  unwilling,  to abide by any
Fund-imposed trading or exchange restrictions. For these reasons, the procedures cannot eliminate completely the possibility of excessive short-term trading. The
Fund seeks compliance by Intermediaries with the policies by requesting that the
Intermediaries, from time to time, identify to the Fund those investors known to the  Intermediaries to have investment  horizons  inconsistent with those of the
Portfolio.

     In addition to monitoring trade activity,  the Board has adopted fair value pricing  procedures  that govern the pricing of the securities of the Portfolio.
These  procedures are designed to help ensure that the prices at which Portfolio shares are  purchased  and redeemed  are fair,  and do not result in dilution of shareholder  interests or other harm to  shareholders.  See the discussion under
"VALUATION OF  SHARES--Net  Asset Value" for additional  details  regarding fair value pricing of the Portfolio's securities.

     Although the  procedures  are designed to discourage  excessive  short-term trading,  none of the procedures  individually,  nor all of the procedures taken together,  can completely  eliminate the possibility  that excessive  short-term trading activity in the Portfolio may occur.

     Certain  Intermediaries  may apply frequent trading policies and procedures that are different from the policies and procedures  described above.  Investors that  invest  in the  Portfolio  through  an  Intermediary  should  contact  the
Intermediary  for  information   concerning  the  Intermediary's   policies  and
procedures.

                               VALUATION OF SHARES

Net Asset Value

     The net asset  value per share of the  Portfolio  is  calculated  after the close of the NYSE  (normally,  1:00 p.m.  PT) by dividing the total value of the
Portfolio's  investments and other assets,  less any  liabilities,  by the total outstanding  shares  of the  stock of the  Portfolio.  The  Portfolio  generally calculates  its net asset value per share and accepts  purchase  and  redemption orders  on days  that  the  NYSE is open for  trading.  Note:  The time at which transactions  and shares are priced may be changed in case of an emergency or if the NYSE closes at a time other than 1:00 p.m. PT.

     The value of shares of the Portfolio  will fluctuate in relation to its own investment  experience.  Securities  held by the  Portfolio  will be  valued  in accordance  with  applicable  laws and  procedures  adopted  by the  Board,  and generally, as described below.

     Securities held by the Portfolio  (including  over-the-counter  securities)
are valued at the last  quoted  sales price of the day.  Securities  held by the
Portfolio  that are listed on Nasdaq are valued at the Nasdaq  Official  Closing
Price ("NOCP"). If there is no last reported sales price or NOCP of the day, the
Portfolio  values the  securities at the mean between the most recent quoted bid and asked  prices.  Price  information  on listed  securities  is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering  prices,  as  appropriate,  for purchase orders placed at the close of the NYSE.

     The value of shares of the Portfolio  will tend to fluctuate  with interest rates  because,  unlike  money market  funds,  this  Portfolio  does not seek to stabilize the value of its shares by use of the "amortized cost" method of asset valuation. Net asset value includes interest on fixed income securities which is accrued daily. Debt securities will be valued on the basis of prices provided by one or more pricing  services or other  reasonably  reliable  sources  including broker/dealers  that typically  handle the purchase and sale of such securities.
Securities which are traded  over-the-counter  and on a stock exchange generally will be valued according to the broadest and most representative  market, and it is expected that for bonds and other fixed income  securities,  this  ordinarily will be the over-the-counter market.

     The value of the  securities and other assets of the Portfolio for which no market quotations are readily available (including  restricted  securities),  or for which market quotations have become unreliable, are determined in good faith at fair value in accordance  with  procedures  adopted by the Board.  Fair value pricing may also be used if events that have a  significant  effect on the value of an investment (as determined in the discretion of the Investment Committee of the  Advisor)  occur before the net asset value is  calculated.  When fair value pricing is used, the prices of securities  used by the Portfolio may differ from the quoted or published  prices for the same securities on their primary markets or exchanges.

     Valuing securities at fair value involves greater reliance on judgment than valuing securities that have readily available market  quotations.  There can be no  assurance  that the  Portfolio  could  obtain the fair value  assigned  to a security if the Portfolio were to sell the security at approximately the time at which the Portfolio  determines its net asset value per share. As a result,  the sale or redemption by the Portfolio of its shares at net asset value,  at a time when a holding  or  holdings  are valued at fair  value,  may have the effect of diluting or increasing the economic interest of existing shareholders.

Public Offering Price

     Provided  that the  transfer  agent has  received  the  investor's  Account
Registration  Form in good order and the custodian  has received the  investor's payment,  shares of the Portfolio will be priced at the public  offering  price, which is the net asset value of the shares next determined  after receipt of the investor's  funds by the custodian.  The transfer agent or the Fund may appoint, from time to time,  sub-transfer  agents  or  various  financial  intermediaries
("Intermediaries")  for the receipt of purchase orders,  redemption  orders, and funds  from  certain  investors.  Intermediaries,  in turn,  are  authorized  to designate other financial  intermediaries  (Sub-designees")  to receive purchase and redemption orders for the Portfolio's shares from investors. With respect to such  investors,  the shares of the Portfolio will be priced at public  offering price  calculated  after receipt of the purchase  order by the  Intermediary  or
Sub-designee,  as applicable,  that is authorized to receive purchase orders. If the investor buys shares through an Intermediary or  Sub-designee,  the purchase price will be the public offering price next calculated  after the  Intermediary or Sub-designee,  as applicable,  receives the order, rather than on the day the custodian  receives the investor's  payment  (provided that the  Intermediary or
Sub-designee,  as applicable, has received the investor's purchase order in good order, and the investor has complied with the  Intermediary's  or Sub-designee's payment  procedures).  No  reimbursement  fee or  sales  charge  is  imposed  on purchases.

                               EXCHANGE OF SHARES

     Investors  may  exchange  shares of the  Portfolio  for  shares of  another portfolio  by first  contacting  the  Advisor  at (310)  395-8005  to notify the
Advisor of the proposed exchange and then completing a letter of instruction and mailing it to: DFA Investment Dimensions Group Inc. as follows:

                             Attn: Client Operations
                                1299 Ocean Avenue
                             Santa Monica, CA 90401

     The minimum  amount for an exchange  is  $100,000.  Contact the Advisor for information  regarding the portfolios  available for exchanges.  There is no fee imposed  on an  exchange.  However,  the Fund  reserves  the  right to impose an administrative  fee in  order to cover  the  costs  incurred  in  processing  an exchange.  Any such fee will be  disclosed  in the  Prospectus.  An  exchange is treated as a redemption and a purchase.  Therefore,  an investor could realize a taxable gain or loss on the  transaction.  The Fund reserves the right to revise or terminate the exchange privilege, limit the amount of or reject any exchange, or waive the minimum amount requirement, as deemed necessary, at any time.

     Investors in the  Portfolio  may  exchange  all or part of their  Portfolio shares into certain  other  portfolios  of  Dimensional  Investment  Group Inc., subject  to the  minimum  purchase  requirement  set  forth  in  the  applicable portfolio's  prospectus.  Investors may contact the Advisor at the  above-listed phone number for more information on such exchanges and to request a copy of the prospectuses of the portfolios of Dimensional Investment Group Inc.

     The  exchange  privilege is not  intended to afford  shareholders  a way to speculate  on  short-term  movements in the  markets.  Accordingly,  in order to prevent excessive use of the exchange privilege that may potentially disrupt the management of the Portfolio or otherwise adversely affect the Fund, the exchange privilege  may be  terminated,  and any  proposed  exchange  is  subject  to the approval  of the  Advisor.  Such  approval  will  depend on: (i) the size of the proposed exchange; (ii) the prior number of exchanges by that shareholder; (iii)
the nature of the underlying  securities and the cash position of the portfolios involved  in the  proposed  exchange;  (iv) the  transaction  costs  involved in processing  the exchange;  and (v) the total number of  redemptions  by exchange already made out of the  Portfolio.  Excessive use of the exchange  privilege is defined  as any  pattern of  exchanges  among  portfolios  by an  investor  that evidences market timing.

     The  redemption  and purchase  prices of shares  redeemed and  purchased by exchange,  respectively,  are the net asset  values  next  determined  after the
Advisor has received a letter of instruction in good order. "Good order" means a completed  letter of  instruction  specifying the dollar amount to be exchanged, signed by all registered owners of the shares;  and if the Fund does not have on file  the  authorized  signatures  for the  account,  proof of  authority  and a guarantee of the signature of each  registered  owner by an "eligible  guarantor institution."  Such  institutions  generally  include  national or state  banks, savings associations,  savings and loan associations,  trust companies,  savings banks, credit unions, and members of a recognized stock exchange. Exchanges will be accepted  only if stock  certificates  have not been issued and the shares of the  portfolio  being  acquired  are  registered  in  the  investor's  state  of residence.

                              REDEMPTION OF SHARES

Redemption Procedure

     Investors who desire to redeem  shares of the Portfolio  must first contact the Advisor at (310) 395-8005. The Portfolio will redeem shares at the net asset value of such shares next determined,  either: (1) where stock certificates have not been  issued,  after  receipt of a written  request for  redemption  in good order,  by the  transfer  agent (or by an  Intermediary  or a  Sub-designee,  if applicable), or (2) if stock certificates have been issued, after receipt of the stock  certificates  in good order at the office of the  transfer  agent.  "Good order"  means that the  request to redeem  shares  must  include  all  necessary documentation,  to be received in writing by the Advisor no later than the close of regular  trading  on the NYSE  (normally  1:00 p.m.  PT),  including  but not limited to: the stock  certificate(s),  if issued;  a letter of instruction or a stock  assignment  specifying  the  number  of  shares  or  dollar  amount to be redeemed,  signed  by  all  registered  owners  (or  authorized  representatives thereof)  of the  shares;  and if the Fund does not have on file the  authorized signatures for the account,  proof of authority and a guarantee of the signature of each registered  owner by an eligible  guarantor  institution;  and any other required supporting legal documents.  A signature guarantee may be obtained from a domestic bank or trust company,  broker,  dealer,  clearing  agency or savings association  who are  participants  in a  medallion  program  recognized  by the
Securities  Transfer  Association.  The three recognized  medallion programs are
Securities Transfer Agents Medallion (STAMP),  Stock Exchanges Medallion Program
(SEMP),  and New York Stock Exchange,  Inc.  Medallion  Signature Program (MSP).
Signature guarantees that are not a part of these programs will not be accepted.

     Shareholders  redeeming shares for which certificates have not been issued, who have  authorized  redemption  payment by wire in writing,  may request  that redemption  proceeds be paid in federal funds wired to the bank the shareholders have  designated  in writing.  The Fund  reserves  the right to send  redemption proceeds  by  check in its  discretion;  a  shareholder  may  request  overnight delivery of such check at the  shareholder's  own  expense.  If the proceeds are wired to the shareholder's account at a bank that is not a member of the Federal
Reserve  System,  there  could  be  a  delay  in  crediting  the  funds  to  the shareholder's  bank account.  The Fund reserves the right at any time to suspend or terminate  the  redemption  by wire  procedure  after prior  notification  to shareholders. No fee is charged for redemptions. The redemption of all shares in an account will result in the account being closed.  A new Account  Registration
Form will be required for future  investments.  See "PURCHASE OF SHARES." In the interests of economy and convenience, certificates for shares are not issued.

     Although the redemption  payments will ordinarily be made within seven days after  receipt,  payment to investors  redeeming  shares that were  purchased by check  will not be made  until the Fund can  verify  that the  payments  for the purchase have been, or will be, collected,  which may take up to fifteen days or more.  Investors may avoid this delay by submitting a certified check along with the purchase order.

Redemption of Small Accounts

     With  respect to the  Portfolio,  the Fund  reserves  the right to redeem a shareholder's  account  if the value of the shares in the  Portfolio  is $500 or less because of redemptions by the  shareholder.  Before the Fund  involuntarily redeems  shares from such an account and sends the proceeds to the  shareholder, the Fund will give written notice of the redemption to the  shareholder at least sixty days before the redemption date. The shareholder will then have sixty days from the date of the  notice  to make an  additional  investment  in the Fund in order to bring the value of the shares in the account  for a specific  portfolio to more than $500 and avoid such involuntary redemption. The redemption price to be paid to a shareholder  for shares  redeemed by the Fund under this right will be the  aggregate  net asset  value of the shares in the account at the close of business on the redemption date.

In-Kind Redemptions

     When in the best  interests  of the  Portfolio,  it may  make a  redemption payment, in whole or in part, by a distribution of portfolio  securities in lieu of  cash.  Such  distributions  will be  made in  accordance  with  the  federal securities laws and regulations  governing  mutual funds in accordance with Rule
18f-1 under the Investment  Company Act of 1940. The Portfolio also reserves the right to redeem  its  shares in the  currencies  in which  its  investments  are denominated.  Investors may incur brokerage  charges and other transaction costs in selling such securities and converting such currencies to dollars.  Also, the value of foreign  securities or currencies may be affected by currency  exchange fluctuations.

                        DISCLOSURE OF PORTFOLIO HOLDINGS

     The  Portfolio  generally  will  disclose  up to its 25  largest  portfolio holdings (other than cash and cash equivalents) and the percentages that each of these largest portfolio holdings represent of the total assets of the Portfolio, as of the  most  recent  month-end,  online  at the  Advisor's  public  website,
http://www.dfaus.com,  within 20 days after the end of each month. The Portfolio also generally will disclose its complete portfolio  holdings,  as of month-end, online at the Advisor's  public website,  three months  following the month-end.
Please  consult the SAI for a description  of the other  policies and procedures that govern disclosure of the portfolio holdings by the Portfolio.

                                SERVICE PROVIDERS

--------------------------------------------------------------------------------

      Investment Advisor               Accounting Services, Dividend
                                      Disbursing, and Transfer Agent
DIMENSIONAL FUND ADVISORS INC.
      1299 Ocean Avenue                            PFPC INC.
    Santa Monica, CA 90401                   400 Bellevue Parkway
   Tel. No. (310) 395-8005                   Wilmington, DE 19809
--------------------------------------------------------------------------------

          Custodian                              Legal Counsel

      PFPC TRUST COMPANY             STRADLEY, RONON, STEVENS & YOUNG, LLP
     301 Bellevue Parkway                  2600 One Commerce Square
     Wilmington, DE 19809                 Philadelphia, PA 19103-7098
--------------------------------------------------------------------------------
           ----------------------------------------------------------

                  Independent Registered Public Accounting Firm

                           PRICEWATERHOUSECOOPERS LLP
                               Two Commerce Square
                                   Suite 1700
                               2001 Market Street
                           Philadelphia, PA 19103-7042
           ----------------------------------------------------------

Other Available Information

You  can  find  more  information  about  the  Fund  and  the  Portfolio  in the
Portfolio's   Statement  of  Additional   Information  ("SAI")  and  Annual  and
Semi-Annual Reports.

Statement of Additional  Information.  The SAI  supplements,  and is technically part of, this Prospectus.  The SAI includes an expanded discussion of investment practices, risks, and fund operations.

Annual and Semi-Annual Reports to Shareholders. These reports focus on Portfolio holdings and performance. The Annual Report also discusses the market conditions and investment strategies that significantly  affected the Portfolio in its last fiscal year. The Portfolio is new so these reports are not yet available for the
Portfolio.

How to get these and other materials:

Request free copies from:

o    Your investment  advisor--you are a client of an investment advisor who has invested in the Portfolio on your behalf.

o    The Fund--you represent an institutional  investor,  registered  investment advisor or other qualifying investor. Call collect at (310) 395-8005.

o    Access them on our website at http://www.dfaus.com.

o    Access  them  on  the  EDGAR   Database  in  the  SEC's  Internet  site  at
     http://www.sec.gov.

o    Review and copy them at the SEC's Public  Reference Room in Washington D.C.
     (phone 1-800-SEC-0330).

o    Request copies from the Public  Reference  Section of the SEC,  Washington,
     D.C.  20549-0102  or at  publicinfo@sec.gov  (you will be charged a copying fee).  Information  on the operation of the SEC's public  reference room is available by calling the SEC at 1-202-551-8090.

Dimensional Fund Advisors Inc.
1299 Ocean Avenue
Santa Monica, CA 90401
(310) 395-8005

DFA Investment Dimensions Group Inc.--Registration No. 811-3258

                                            Subject to Completion, June 29, 2006

                  DFA INFLATION-PROTECTED SECURITIES PORTFOLIO

                      DFA Investment Dimensions Group Inc.

                1299 Ocean Avenue, Santa Monica, California 90401
                            Telephone: (310) 395-8005

                       STATEMENT OF ADDITIONAL INFORMATION

                            __________________, 2006

     This statement of additional  information  ("SAI") relates to the shares of
DFA Inflation-Protected Securities Portfolio (the "Portfolio") of DFA Investment
Dimensions Group Inc. (the "Fund").

     This SAI is not a  prospectus  but should be read in  conjunction  with the
Prospectus of the Portfolio, dated _____________,  2006, as amended from time to
time.  As  of  ______________,   2006,  the  Portfolio  had  not  yet  commenced
operations, so no financial information is shown for the Portfolio in the Fund's annual report for the fiscal year ended  November 30, 2005.  The  Prospectus and annual  report can be obtained by writing to the Fund at the above address or by calling the above telephone number.

The information in this statement of additional  information is not complete and may be  changed.  These  securities  may  not be  sold  until  the  registration statement  filed with the Securities and Exchange  Commission is effective.  The statement of additional information is not an offer to sell these securities and is not soliciting an offer to buy these  securities in any state where the offer or sale is not permitted.

                     PORTFOLIO CHARACTERISTICS AND POLICIES

     The following  information  supplements  the  information  set forth in the
Prospectus of the Portfolio. Capitalized terms not otherwise defined in this SAI have the meaning assigned to them in the Prospectus.

     Dimensional Fund Advisors Inc. (the "Advisor") serves as investment advisor to the Portfolio and provides administrative services to the Portfolio.

     The  Portfolio  is  diversified  under  the  federal  securities  laws  and regulations.

                             BROKERAGE TRANSACTIONS

     The  Portfolio  acquires and sells  securities  on a net basis with dealers which are major market makers in such  securities.  The Investment  Committee of the Advisor selects dealers on the basis of their size, market making and credit analysis ability. When executing portfolio  transactions for the Portfolio,  the
Advisor seeks to obtain the most favorable price for the securities being traded among the dealers with whom the Portfolio effects transactions.

     Transactions  also may be placed with  brokers who provide the Advisor with investment research, such as reports concerning individual issuers,  industries, and general  economic and financial  trends,  and other research  services.  The
Investment  Advisory Agreement of the Portfolio permits the Advisor knowingly to pay  commissions  on these  transactions  that are greater than another  broker, dealer,  or  exchange  member  might  charge  if the  Advisor,  in  good  faith, determines that the commissions  paid are reasonable in relation to the research or brokerage  services  provided by the broker or dealer when viewed in terms of either a particular transaction or the Advisor's overall responsibilities to the accounts under its management.  Research  services  furnished by brokers through whom  securities  transactions  are  effected  may be  used  by the  Advisor  in servicing  all of its  accounts  and not all  such  services  may be used by the
Advisor with respect to the Portfolio.

     Transactions,  from time to time,  may be  placed  with  brokers  that have assisted in the sale of Fund shares. The Advisor,  however, pursuant to policies and  procedures  approved by the Board of Directors of the Fund,  is  prohibited
from  selecting  brokers  and  dealers  to  effect  the  Portfolio's   portfolio
securities  transactions  based (in whole or in part) on a broker's  or dealer's promotion  or sale of shares  issued by the  Portfolio  or any other  registered investment companies.

     Because the Portfolio had not commenced investment  operations prior to the date of this SAI, the Portfolio has not incurred any brokerage  commissions that are required to be reported.

                             INVESTMENT LIMITATIONS

     The Portfolio has adopted certain  limitations that may not be changed with respect to the Portfolio  without the approval of a majority of the  outstanding voting  securities of the  Portfolio.  A "majority" is defined as the lesser of:
(1) at least 67% of the voting  securities  of the  Portfolio (to be affected by the proposed  change)  present at a meeting,  if the holders of more than 50% of the outstanding voting securities of the Portfolio are present or represented by proxy,  or (2)  more  than  50% of the  outstanding  voting  securities  of such
Portfolio.

     The Portfolio will not:

     (1)  purchase or sell real estate, unless acquired as a result of ownership of securities or other  instruments and provided that this restriction does not prevent the Portfolio  from investing in issuers that invest, deal, or otherwise  engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein;

     (2)  purchase or sell physical commodities,  unless acquired as a result of ownership of  securities or other  instruments  and provided that this
          restriction   does  not  prevent  the   Portfolio   from  engaging  in
          transactions  involving  futures  contracts  and  options  thereon  or investing in securities that are secured by physical commodities;

     (3)  make loans to other  persons,  except:  (a) through the lending of its portfolio  securities;  (b) through the  purchase of debt  securities, loan  participations  and/or  engaging in direct  corporate  loans for investment  purposes in accordance with its investment  objectives and policies;  and (c) to the extent the entry into a repurchase agreement is deemed to be a loan;

     (4)  purchase  the  securities  of any one  issuer  (other  than  the  U.S.
          government or any of its agencies or  instrumentalities  or securities of other investment  companies) if immediately  after such investment:
          (a) more than 5% of the value of the Portfolio's total assets would be invested  in such  issuer,  or (b) more  than  10% of the  outstanding voting  securities  of such  issuer  would be owned by the  Portfolio, except that up to 25% of the value of the Portfolio's total assets may be invested without regard to such 5% and 10% limitations;

     (5)  borrow money, except that: (a) it may borrow from banks (as defined in the 1940 Act) or other financial institutions in amounts up to 33 1/3%
          of its total assets  (including the amount  borrowed),  and (b) to the extent  permitted by applicable  law, borrow up to an additional 5% of its total assets for temporary purposes;

     (6)  issue senior  securities  (as such term is defined in Section 18(f) of the 1940 Act), except to the extent permitted under the 1940 Act;

     (7)  engage in the business of  underwriting  securities  issued by others;
          and

     (8)  concentrate  (invest more than 25% of its net assets) in securities of issuers in a  particular  industry  (other than  securities  issued or guaranteed by the U.S. government or any of its agencies or securities of other investment companies).

     Although not a fundamental  policy  subject to  shareholder  approval,  the
Portfolio  does not intend to invest more than 15% of its net assets in illiquid securities.

     With respect to the  investment  limitation  described  in 5(a) above,  the
Portfolio  will  maintain  asset  coverage of at least 300% (as described in the
1940 Act), inclusive of any amounts borrowed.  With respect to any borrowings by the Portfolio,  and with respect to the investment  limitation described in 5(b)
above,  the Portfolio will segregate  assets to cover the amount borrowed by the
Portfolio.

     Subject to future  regulatory  guidance,  for purposes of those  investment limitations  identified  above that are based on total  assets,  "total  assets"
refers to the assets that the Portfolio  owns,  and does not include assets that the Portfolio does not own but over which it has effective control. For example, when applying a percentage  investment limitation that is based on total assets, the  Portfolio  will exclude  from its total assets those assets that  represent collateral received by the Portfolio for its securities lending transactions.

     Unless otherwise indicated,  all limitations  applicable to the Portfolio's investments  apply  only at the  time  that a  transaction  is  undertaken.  Any subsequent  change in a rating  assigned by any rating  service to a security or change  in  the  percentage  of  the  Portfolio's  assets  invested  in  certain securities or other  instruments  resulting  from market  fluctuations  or other changes in the  Portfolio's  total  assets  will not require  the  Portfolio  to dispose of an investment until the Advisor  determines that it is practicable to sell or closeout the investment without undue market or tax consequences. In the event that ratings services assign different  ratings to the same security,  the
Advisor will  determine  which  rating the Advisor  believes  best  reflects the security's quality and risk at that time, which may be the higher of the several assigned ratings.

                            CASH MANAGEMENT PRACTICES

     The Portfolio engages in cash management  practices in order to earn income on uncommitted cash balances.  Generally, cash is uncommitted pending investment in other obligations,  payment of redemptions,  or in other  circumstances where the Advisor  believes  liquidity  is necessary or  desirable.  For example,  the
Portfolio may make cash  investments  for temporary  defensive  purposes  during periods in which market, economic, or political conditions warrant.

     The  Portfolio  may invest cash in  short-term  repurchase  agreements.  In addition,  the  Portfolio  may  invest in  short-term  government  fixed  income obligations and shares of government  money market mutual funds.  Investments in money  market  mutual  funds  may  involve a  duplication  of  certain  fees and expenses.

                             DIRECTORS AND OFFICERS

Directors

     The  Board  of  Directors  (the  "Board")  of the Fund is  responsible  for establishing the Fund's policies and for overseeing the management of the Fund.

     The  Board  has  two  standing  committees,  the  Audit  Committee  and the
Portfolio   Performance   and  Service  Review   Committee   (the   "Performance
Committee"). The Audit Committee is comprised of George M. Constantinides, Roger
G.  Ibbotson,  and Abbie J.  Smith.  Each  member of the  Audit  Committee  is a disinterested  Director.  The Audit  Committee for the Board oversees the Fund's accounting and financial  reporting policies and practices,  the Fund's internal controls,  the Fund's financial  statements and the independent  audits thereof, and performs  other  oversight  functions  as requested by the Board.  The Audit
Committee for the Board  recommends the  appointment  of the Fund's  independent registered  public accounting firm and also acts as a liaison between the Fund's independent  registered  public  accounting firm and the full Board.  There were five Audit  Committee  meetings  for the Fund held  during the fiscal year ended
November 30, 2005.

     The  Performance  Committee  is  comprised  of Messrs.  Constantinides  and
Ibbotson, Ms. Smith, John P. Gould, Myron S. Scholes, and Robert C. Merton. Each
member of the Fund's  Performance  Committee is a  disinterested  Director.  The
Performance Committee regularly reviews and monitors the investment  performance of the Fund's series,  including the Portfolio,  and reviews the  performance of the Fund's service  providers.  There were four Performance  Committee  meetings held during the fiscal year ended November 30, 2005.

     Certain biographical  information for each disinterested  Director and each interested  Director of the Fund is set forth in the tables  below,  including a description  of each  Director's  experience  as a Director of the Fund and as a director  or  trustee  of  other  funds,  as well as other  recent  professional experience.

Disinterested Directors

---------------------- --------- ---------- -------------------------------- ---------------- ------------------------
                                  Term of
                                  Office(1)
                                   and                                          Portfolios
                                  Length                                      within the DFA
                                    of        Principal Occupation During    Fund Complex(2)  Other Directorships of
Name, Address and Age  Position   Service            Past 5 Years                Overseen      Public Companies Held
---------------------- --------- ---------- -------------------------------- ---------------- ------------------------
George M.              Director  Since      Leo Melamed Professor of         80 portfolios
Constantinides                   1983       Finance, Graduate School of      in 4
Graduate School of                          Business, University of          investment
Business, University                        Chicago.                         companies
of Chicago
5807 S. Woodlawn
Avenue
Chicago, IL 60637
Age: 58
---------------------- --------- ---------- -------------------------------- ---------------- ------------------------
John P. Gould          Director  Since      Steven G. Rothmeier              80 portfolios    Trustee, Harbor Fund
Graduate School of               1986       Distinguished Service            in 4             (registered investment
Business, University                        Professor of Economics,          investment       company) (14
of Chicago                                  Graduate School of Business,     companies        Portfolios).
5807 S. Woodlawn                            University of Chicago. Member
Avenue                                      of the Boards of Milwaukee
Chicago, IL 60637                           Mutual Insurance Company and
Age: 67                                     UNext Inc. Formerly, Senior
                                            Vice President, Lexecon Inc.
                                            (economics, law, strategy, and
                                            finance consulting). Formerly,
                                            President, Cardean University
                                            (division of UNext). Formerly,
                                            Trustee, First Prairie Funds
                                            (registered investment
                                            company).
---------------------- --------- ---------- -------------------------------- ---------------- ------------------------
Roger G. Ibbotson      Director  Since      Professor in Practice of         80 portfolios
Yale School of                   1981       Finance, Yale School of          in 4
Management                                  Management. Director, BIRR       investment
P.O. Box 208200                             Portfolio Analysis, Inc.         companies
New Haven, CT                               (software products). Partner,
06520-8200                                  Zebra Capital Management, LLC
Age: 63                                     (hedge fund manager).
                                            Formerly, Director, Hospital
                                            Fund, Inc. (investment
                                            management services).
---------------------- --------- ---------- -------------------------------- ---------------- ------------------------
Robert C. Merton       Director  Since      John and Natty McArthur          80 portfolios    Director, Vical
Harvard Business                 2003       University Professor, Graduate   in 4             Incorporated
School                                      School of Business               investment       (biopharmaceutical
353 Baker Library                           Administration, Harvard          companies        product development).
Soldiers Field                              University (since 1998).
Boston, MA 02163                            George Fisher Baker Professor
Age: 62                                     of Business Administration,
                                            Graduate School of Business
                                            Administration, Harvard
                                            University (1988-1998).
                                            Co-founder, Chief Science
                                            Officer and Director,
                                            Integrated Finance Limited
                                            (since 2002). Director, MF
                                            Risk, Inc. (risk management
                                            software) (since 2001).
                                            Director, Peninsula Banking
                                            Group (bank) (since 2003).
                                            Director, Community First
                                            Financial Group (bank holding
                                            company) (since 2003).
                                            Formerly, Co-Founder and
                                            Principal, Long-Term Capital
                                            Management.
---------------------- --------- ---------- -------------------------------- ---------------- ------------------------
Myron S. Scholes       Director  Since      Frank E. Buck Professor          80 portfolios    Director, American
Oak Hill Platinum                1981       Emeritus of Finance, Stanford    in 4             Century Fund Complex
Partners                                    University. Managing Partner,    investment       (registered investment
Reckson Executive                           Oak Hill Capital Management      companies        companies) (37
Park                                        (private equity firm).                            Portfolios); and
1100 King Street                            Chairman, Oak Hill Platinum                       Director, Chicago
Bldg. 4                                     Partners (hedge fund).                            Mercantile Exchange
Rye Brook, NY 10573                         Director, Chicago Mercantile                      Holdings Inc.
Age: 65                                     Exchange. Consultant, Arbor
                                            Investors. Formerly, Director,
                                            Smith Breeden Family of Funds.
---------------------- --------- ---------- -------------------------------- ---------------- ------------------------
Abbie J. Smith         Director  Since      Boris and Irene Stern            80 portfolios    Director, HNI
Graduate School of               2000       Professor of Accounting,         in 4             Corporation (formerly
Business, University                        Graduate School of Business,     investment       known as HON
of Chicago                                  University of Chicago.           companies        Industries Inc.)
5807 S. Woodlawn                            Formerly, Marvin Bower Fellow,                    (office furniture) and
Avenue                                      Harvard Business School (9/01                     Director, Ryder System
Chicago, IL 60637                           to 8/02).                                         Inc. (transportation).
Age: 53
---------------------- --------- ---------- -------------------------------- ---------------- ------------------------

Interested Directors

     The following  Interested  Directors are described as such because they are deemed to be  "interested  persons," as that term is defined under the 1940 Act, due to their positions with the Advisor.

---------------------- --------- ---------- -------------------------------- ---------------- ------------------------
                                  Term of
                                  Office(1)
                                   and                                         Portfolios
                                  Length                                      within the DFA
                                    of        Principal Occupation During    Fund Complex(2)  Other Directorships of
Name, Address and Age  Position   Service            Past 5 Years                Overseen      Public Companies Held
---------------------- --------- ---------- -------------------------------- ---------------- ------------------------
David G. Booth         Chairman, Since 1981     Chairman, Director/Trustee,    80
1299 Ocean Avenue      Director,                President, Chief Executive     portfolios
Santa Monica, CA       President,               Officer, and Chief             in 4
90401                  Chief                    Investment Officer             investment
Age: 59                Executive                (beginning in 2003) of the     companies
                       Officer,                 following companies:
                       and Chief                Dimensional Fund Advisors
                       Investment               Inc., DFA Securities Inc.,
                       Officer                  Dimensional Fund Advisors
                                                Canada Inc., Dimensional
                                                Emerging Markets Value Fund
                                                Inc., DFAIDG, DIG, and The
                                                DFA Investment Trust
                                                Company. Director of
                                                Dimensional Fund Advisors
                                                Ltd. and formerly Chief
                                                Investment Officer.
                                                Director, President, and
                                                Chief Investment Officer
                                                (beginning in 2003) of DFA
                                                Australia Limited. Formerly,
                                                Director of Dimensional
                                                Funds PLC. Limited Partner,
                                                Oak Hill Partners. Director,
                                                University of Chicago
                                                Business School. Formerly,
                                                Director, SA Funds
                                                (registered investment
                                                company). Formerly, Director
                                                of Assante Corporation
                                                (investment management).
---------------------- --------- ---------- -------------------------------- ---------------- ------------------------
Rex A. Sinquefield     Director  Since 1981     Director/Trustee (and prior    80
The Show Me                                     to 2006, Chairman, and prior   portfolios
Institute                                       to 2003, Chief Investment      in 4
7777 Bonhomme                                   Officer) of the following      investment
Ave., Ste. 2150                                 companies: Dimensional Fund    companies
St. Louis, MO                                   Advisors Inc., Dimensional
63105                                           Emerging Markets Value Fund
Age: 61                                         Inc., DFAIDG, DIG, and The
                                                DFA Investment Trust
                                                Company. Prior to 2006,
                                                Director (and prior to 2003,
                                                Chief Investment Officer) of
                                                DFA Australia Limited and
                                                DFA Securities Inc. Prior to
                                                2006, Director of
                                                Dimensional Fund Advisors
                                                Ltd., Dimensional Funds PLC,
                                                and Dimensional Fund
                                                Advisors Canada Inc.
                                                Trustee, St. Louis
                                                University. Life Trustee and
                                                Member of Investment
                                                Committee, DePaul
                                                University. Director, The
                                                German St. Vincent Orphan
                                                Home. Member of Investment
                                                Committee, Archdiocese of
                                                St. Louis. Director, St.
                                                Louis Art Institute.
                                                President and Director, The
                                                Show Me Institute.
---------------------- --------- ---------- -------------------------------- ---------------- ------------------------

(1)  Each  Director  holds  office  for  an  indefinite  term  until  his or her successor is elected and qualified.

(2)  Each  Director  is a director  or  trustee  of each of the four  registered investment companies within the DFA Fund Complex,  which include: the Fund;
     Dimensional  Investment Group Inc.; The DFA Investment  Trust Company;  and
     Dimensional Emerging Markets Value Fund Inc.

     Information  relating to each Director's ownership (including the ownership of  his  or her  immediate  family)  in  the  Portfolio  and  in all  registered investment  companies  in the DFA Fund  Complex as of  December  31, 2005 is set
forth in the chart below.

                                                                  Aggregate Dollar Range of
                                                                  Shares Owned in All Funds
                                 Dollar Range of Portfolio      Overseen by Director in Family
            Name                        Shares Owned               of Investment Companies
Disinterested Directors:
George M. Constantinides                    None                             None
John P. Gould                               None                             None
Roger G. Ibbotson                           None                             None
Robert C. Merton                            None                             None
Myron S. Scholes                            None                        $10,001-50,000
Abbie J. Smith                              None                             None

Interested Directors:
David G. Booth                              None                        Over $100,000
Rex A. Sinquefield                          None                        Over $100,000

     Set forth below is a table listing,  for each Director  entitled to receive compensation,  the  compensation  received  from the Fund during the fiscal year ended  November  30,  2005 and the  total  compensation  received  from all four registered  investment  companies  for which the  Advisor  served as  investment advisor during that same fiscal year.  The table also provides the  compensation paid by the Fund to the Fund's  Chief  Compliance  Officer  for the fiscal  year ended November 30, 2005.

                                                                                   Total
                                                 Pension or                  Compensation from
                                                 Retirement    Estimated       Funds and DFA
                                  Aggregate     Benefits as      Annual      Fund Complex Paid
                                Compensation      Part of     Benefit upon           to
  Name and Position            from the Fund*     Expenses     Retirement        Directors+
George M. Constantinides......     $56,820          N/A           N/A             $117,500
  Director
John P. Gould.................     $56,820          N/A           N/A             $117,500
  Director
Roger G. Ibbotson.............     $59,238          N/A           N/A             $122,500
  Director
Robert C. Merton..............     $56,820          N/A           N/A             $117,500
  Director
Myron S. Scholes..............     $56,820          N/A           N/A             $117,500
  Director
Abbie J. Smith................     $56,820          N/A           N/A             $117,500
  Director
Christopher S. Crossan........    $107,000          N/A           N/A               N/A
  Chief Compliance Officer

+    The  term  DFA  Fund  Complex  refers  to the  four  registered  investment companies  for  which  the  Advisor  performs  advisory  or  administrative
     services   and  for   which  the   individuals   listed   above   serve  as
     directors/trustees on the Boards of Directors/Trustees of such companies.

*    Under a deferred  compensation  plan (the "Plan") adopted effective January
     1, 2002, the  disinterested  Directors of the Fund may defer receipt of all or a portion of the  compensation for serving as members of the four Boards of  Directors/Trustees  of the investment companies in the DFA Fund Complex
     (the "DFA Funds").  Amounts  deferred  under the Plan are treated as though equivalent dollar amounts had been invested in shares of a cross-section of the DFA Funds (the "Reference  Funds").  The amounts ultimately received by the  disinterested  Directors under the Plan will be directly linked to the investment  performance  of  the  Reference  Funds.  Deferral  of  fees  in accordance with the Plan will have a negligible  effect on a fund's assets, liabilities,  and net  income per  share,  and will not  obligate a fund to retain the services of any disinterested  Director or to pay any particular level of compensation to the  disinterested  Director.  The total amount of deferred  compensation accrued by the disinterested  Directors from the DFA
     Fund  Complex  who  participated  in the Plan  during the fiscal year ended
     November  30, 2005 is as  follows:  $117,500  (Mr.  Gould),  $122,500  (Mr.
     Ibbotson); $117,500 (Mr. Merton); and $117,500 (Ms. Smith). A disinterested
     Director's deferred compensation will be distributed at the earlier of: (a)
     January in the year after the disinterested Director's resignation from the
     Boards of Directors/Trustees  of the DFA Funds, or death or disability,  or
     (b) five  years  following  the  first  deferral,  in such  amounts  as the disinterested  Director has specified.  The obligations of the DFA Funds to make payments under the Plan will be unsecured  general  obligations of the
     DFA Funds, payable out of the general assets and property of the DFA Funds.

Officers

     Below is the name, age,  information  regarding positions with the Fund and the  principal  occupation  for each  officer of the Fund.  The  address of each officer is 1299 Ocean  Avenue,  Santa  Monica,  CA 90401.  Each of the  officers listed below holds the same office (except as otherwise  noted) in the following entities:  Dimensional  Fund  Advisors  Inc.,  DFA  Securities  Inc.,  the Fund,
Dimensional  Investment  Group  Inc.,  The DFA  Investment  Trust  Company,  and
Dimensional Emerging Markets Value Fund Inc. (collectively, the "DFA Entities").

----------------------- ---------------------- ---------- -----------------------------------------------------
                                               Term of
                                               Office(1)
                                               and
                                               Length
                                               of
        Name and Age          Position         Service         Principal Occupation During Past 5 Years
----------------------- ---------------------- ---------- -----------------------------------------------------
M. Akbar Ali            Vice President         Since      Vice President of all the DFA Entities. Portfolio
Age: 34                                          2005     Manager of Dimensional Fund Advisors Inc. (since
                                                          August 2002). Formerly, Graduate Student at the
                                                          University of California, Los Angeles (August 2000
                                                          to June 2002); Senior Technology Office at JPMorgan
                                                          Chase & Co. (February 1997 to June 2000).
----------------------- ---------------------- ---------- -----------------------------------------------------
Darryl Avery            Vice President         Since      Vice President of all the DFA Entities. From June
Age: 39                                          2005     2002 to January 2005, institutional client service
                                                          representative of Dimensional Fund Advisors Inc.
                                                          Formerly, institutional client service and
                                                          marketing representative for Metropolitan West
                                                          Asset Management (February 2001 to February 2002);
                                                          institutional client service and marketing
                                                          representative for Payden & Rygel (June 1990 to
                                                          January 2001).
----------------------- ---------------------- ---------- -----------------------------------------------------
Arthur H. Barlow        Vice President         Since      Vice President of all the DFA Entities. Formerly,
Age: 50                                          1993     Vice President of DFA Australia Limited and
                                                          Dimensional Fund Advisors Ltd.
----------------------- ---------------------- ---------- -----------------------------------------------------
Valerie A. Brown        Vice President and     Since      Vice President and Assistant Secretary of all the
Age: 39                 Assistant Secretary      2001     DFA Entities, DFA Australia Limited, Dimensional
                                                          Fund Advisors Ltd., and Dimensional Fund Advisors
                                                          Canada Inc. Legal counsel for Dimensional Fund
                                                          Advisors Inc.
----------------------- ---------------------- ---------- -----------------------------------------------------
Stephen A. Clark        Vice President         Since      Vice President of all the DFA Entities. April 2001
Age: 33                                          2004     to April 2004, Portfolio Manager of Dimensional
                                                          Fund Advisors Inc. Formerly, Graduate Student at
                                                          the University of Chicago (September 1998 to March
                                                          2001).
----------------------- ---------------------- ---------- -----------------------------------------------------
Truman A. Clark         Vice President         Since      Vice President of all the DFA Entities. Formerly,
Age: 65                                          1996     Vice President of DFA Australia Limited and
                                                          Dimensional Fund Advisors Ltd.
----------------------- ---------------------- ---------- -----------------------------------------------------
Christopher S. Crossan  Vice President and     Since      Vice President of all the DFA Entities. Formerly,
Age: 40                 Chief Compliance         2004     Senior Compliance Officer, INVESCO Institutional,
                        Officer                           Inc. and its affiliates (August 2000 to January
                                                          2004).
----------------------- ---------------------- ---------- -----------------------------------------------------
James L. Davis          Vice President         Since      Vice President of all the DFA Entities. Formerly,
Age: 49                                          1999     Vice President of DFA Australia Limited and
                                                          Dimensional Fund Advisors Ltd.
----------------------- ---------------------- ---------- -----------------------------------------------------
Robert T. Deere         Vice President         Since      Vice President of all the DFA Entities and DFA
Age: 48                                          1994     Australia Limited.
----------------------- ---------------------- ---------- -----------------------------------------------------
Robert W. Dintzner      Vice President         Since      Vice President of all the DFA Entities. Prior to
Age: 36                                          2001     April 2001, marketing supervisor and marketing
                                                          coordinator for Dimensional Fund Advisors Inc.
----------------------- ---------------------- ---------- -----------------------------------------------------
Richard A. Eustice      Vice President and     Since      Vice President and Assistant Secretary of all the
Age: 41                 Assistant Secretary      1998     DFA Entities and DFA Australia Limited. Formerly,
                                                          Vice President of Dimensional Fund Advisors Ltd.
----------------------- ---------------------- ---------- -----------------------------------------------------
Eugene F. Fama, Jr.     Vice President         Since      Vice President of all the DFA Entities. Formerly,
Age: 45                                          1993     Vice President of DFA Australia Limited and
                                                          Dimensional Fund Advisors Ltd.
----------------------- ---------------------- ---------- -----------------------------------------------------
Gretchen A. Flicker     Vice President         Since      Vice President of all the DFA Entities. Prior to
Age: 35                                          2004     April 2004, institutional client service
                                                          representative of Dimensional Fund Advisors Inc.
----------------------- ---------------------- ---------- -----------------------------------------------------
Glenn S. Freed          Vice President         Since      Vice President of all the DFA Entities. Formerly,
Age: 44                                          2001     Professor and Associate Dean of the Leventhal
                                                          School of Accounting (September 1998 to August
                                                          2001) and Academic Director Master of Business
                                                          Taxation Program (June 1996 to August 2001) at the
                                                          University of Southern California Marshall School
                                                          of Business.
----------------------- ---------------------- ---------- -----------------------------------------------------
Henry F. Gray           Vice President         Since      Vice President of all the DFA Entities. Prior to
Age: 38                                          2000     July 2000, Portfolio Manager of Dimensional Fund
                                                          Advisors Inc. Formerly, Vice President of DFA
                                                          Australia Limited.
----------------------- ---------------------- ---------- -----------------------------------------------------
Julie C. Henderson      Vice President         Since      Vice President of all the DFA Entities. Formerly,
Age: 32                                          2005     Senior Manager at PricewaterhouseCoopers LLP (July
                                                          1996 to April 2005).
----------------------- ---------------------- ---------- -----------------------------------------------------
Kevin Hight             Vice President         Since      Vice President of all the DFA Entities. Formerly,
Age: 38                                          2005     Regional Director of Dimensional Fund Advisors Inc.
                                                          (since March 2003 to March 2005). Formerly, Vice
                                                          President and Portfolio Manager for Payden & Rygel
                                                          (July 1999 to February 2003).
----------------------- ---------------------- ---------- -----------------------------------------------------
Christine W. Ho         Vice President         Since      Vice President of all the DFA Entities. Prior to
Age: 38                                          2004     April 2004, Assistant Controller of Dimensional
                                                          Fund Advisors Inc.
----------------------- ---------------------- ---------- -----------------------------------------------------
Jeff J. Jeon            Vice President         Since      Vice President of all the DFA Entities. Prior to
Age: 32                                          2004     April 2004, counsel of Dimensional Fund Advisors
                                                          Inc. Formerly, an Associate at Gibson, Dunn &
                                                          Crutcher LLP (September 1997 to August 2001).
----------------------- ---------------------- ---------- -----------------------------------------------------
Patrick M. Keating      Vice President         Since      Vice President of all the DFA Entities and Chief
Age: 51                                          2003     Operating Officer, Dimensional Fund Advisors Inc.
                                                          Director and Vice President, Dimensional Fund
                                                          Advisors Canada Inc. Formerly, Director, President
                                                          and Chief Executive Officer, Assante Asset
                                                          Management Inc. (October 2000 to December 2002);
                                                          Director, Assante Capital Management (October 2000
                                                          to December 2002); President and Chief Executive
                                                          Officer, Assante Capital Management (October 2000
                                                          to April 2001); Executive Vice President, Assante
                                                          Corporation (May 2001 to December 2002); Director,
                                                          Assante Asset Management Ltd. (September 1997 to
                                                          December 2002); President and Chief Executive
                                                          Officer, Assante Asset Management Ltd. (September
                                                          1998 to May 2001).
----------------------- ---------------------- ---------- -----------------------------------------------------
Joseph F. Kolerich      Vice President         Since      Vice President of all the DFA Entities. From April
Age: 34                                          2004     2001 to April 2004, Portfolio Manager for
                                                          Dimensional Fund Advisors Inc. Formerly, a trader
                                                          at Lincoln Capital Fixed Income Management
                                                          (formerly Lincoln Capital Management Company).
----------------------- ---------------------- ---------- -----------------------------------------------------
Michael F. Lane         Vice President         Since      Vice President of all the DFA Entities. Formerly,
Age: 39                                          2004     Vice President of Advisor Services at TIAA-CREF
                                                          (July 2001 to September 2004); AEGON, President,
                                                          Advisor Resources (September 1994 to June 2001).
----------------------- ---------------------- ---------- -----------------------------------------------------
Juliet Lee              Vice President         Since      Vice President of all the DFA Entities. Human
Age: 35                                          2005     Resources Manager of Dimensional Fund Advisors Inc.
                                                          (since January 2004). Formerly, Assistant Vice
                                                          President for Metropolitan West Asset Management
                                                          LLC (February 2001 to December 2003) and Director
                                                          of Human Resources for Icebox, LLC (March 2000 to
                                                          February 2001).
----------------------- ---------------------- ---------- -----------------------------------------------------
Natalie Maniaci         Vice President         Since      Vice President of all the DFA Entities. Counsel of
Age: 36                                          2005     Dimensional Fund Advisors Inc. (since July 2003).
                                                          Formerly, Associate at Gibson Dunn & Crutcher LLP
                                                          (October 1999 to July 2003).
----------------------- ---------------------- ---------- -----------------------------------------------------
Heather H. Mathews      Vice President         Since      Vice President of all the DFA Entities and
Age: 36                                          2004     Dimensional Fund Advisors Ltd. Prior to April 2004,
                                                          Portfolio Manager for Dimensional Fund Advisors
                                                          Inc. Formerly, Graduate Student at Harvard
                                                          University (August 1998 to June 2000).
----------------------- ---------------------- ---------- -----------------------------------------------------
David M. New            Vice President         Since      Vice President of all the DFA Entities. Formerly,
Age: 46                                          2003     Client Service Manager of Dimensional Fund Advisors
                                                          Inc. Formerly, Director of Research, Wurts and
                                                          Associates (investment consulting firm) (December
                                                          2000 to June 2002).
----------------------- ---------------------- ---------- -----------------------------------------------------
Catherine L. Newell     Vice President and     Vice       Vice President and Secretary of all the DFA
Age: 42                 Secretary              President  Entities. Vice President and Assistant Secretary of
                                               since      DFA Australia Limited. Director, Vice President and
                                               1997 and   Secretary of Dimensional Fund Advisors Ltd. (since
                                               Secretary  February 2002, April 1997, and May 2002,
                                               since      respectively). Vice President and Secretary of
                                                 2000     Dimensional Fund Advisors Canada Inc. Director of
                                                          Dimensional Funds PLC. Formerly, Assistant
                                                          Secretary of all DFA Entities and Dimensional Fund
                                                          Advisors Ltd.
----------------------- ---------------------- ---------- -----------------------------------------------------
Sonya K. Park           Vice President         Since      Vice President of all the DFA Entities. From
Age: 33                                          2005     February 2002 to January 2005, institutional client
                                                          service representative of Dimensional Fund Advisors
                                                          Inc. Formerly, Associate Director at Watson
                                                          Pharmaceuticals Inc. (January 2001 to February
                                                          2002); Graduate student at New York University
                                                          (February 2000 to December 2000).
----------------------- ---------------------- ---------- -----------------------------------------------------
David A. Plecha         Vice President         Since      Vice President of all the DFA Entities, DFA
Age: 44                                          1993     Australia Limited and Dimensional Fund Advisors Ltd.
----------------------- ---------------------- ---------- -----------------------------------------------------
Eduardo A. Repetto      Vice President         Since      Vice President of all the DFA Entities. Research
Age: 39                                          2002     Associate for Dimensional Fund Advisors Inc. (June
                                                          2000 to April 2002). Research scientist (August
                                                          1998 to June 2000), California Institute of
                                                          Technology.
----------------------- ---------------------- ---------- -----------------------------------------------------
L. Jacobo Rodriguez     Vice President         Since      Vice President of all the DFA Entities. From August
Age: 34                                          2005     2004 to July 2005, institutional client service
                                                          representative of Dimensional Fund Advisors Inc.
                                                          Formerly, Financial Services Analyst, Cato
                                                          Institute (September 2001 to June 2004); Book
                                                          Review Editor, Cato Journal, Cato Institute (May
                                                          1996 to June 2004); and Assistant Director, Project
                                                          on Global Economic Liberty, Cato Institute (January
                                                          1996 to August 2001).
----------------------- ---------------------- ---------- -----------------------------------------------------
Michael T. Scardina     Vice President,        Since      Vice President, Chief Financial Officer, and
Age: 50                 Chief Financial          1993     Treasurer of all the DFA Entities, DFA Australia
                        Officer, and                      Limited, Dimensional Fund Advisors Ltd., and
                        Treasurer                         Dimensional Fund Advisors Canada Inc. Director of
                                                          Dimensional Fund Advisors Ltd. (since February
                                                          2002) and Dimensional Funds PLC (since January
                                                          2002).
----------------------- ---------------------- ---------- -----------------------------------------------------
David E. Schneider      Vice President         Since      Vice President of all the DFA Entities. Currently,
Age: 60                                          2001     Director of Institutional Services. Prior to 2001,
                                                          Regional Director of Dimensional Fund Advisors Inc.
----------------------- ---------------------- ---------- -----------------------------------------------------
Grady M. Smith          Vice President         Since      Vice President of all the DFA Entities. From August
Age: 51                                          2004     2001 to April 2004, Portfolio Manager of
                                                          Dimensional Fund Advisors Inc. Formerly, Principal
                                                          of William M. Mercer, Incorporated (July 1995 to
                                                          June 2001).
----------------------- ---------------------- ---------- -----------------------------------------------------
Carl G. Snyder          Vice President         Since      Vice President of all the DFA Entities. Prior to
Age: 43                                          2000     July 2000, Portfolio Manager of Dimensional Fund
                                                          Advisors Inc. Formerly, Vice President of DFA
                                                          Australia Limited.
----------------------- ---------------------- ---------- -----------------------------------------------------
Lawrence R. Spieth      Vice President         Since      Vice President of all the DFA Entities. Prior to
Age: 58                                          2004     April 2004, Regional Director of Dimensional Fund
                                                          Advisors Inc.
----------------------- ---------------------- ---------- -----------------------------------------------------
Bradley G. Steiman      Vice President         Since      Vice President of all the DFA Entities and Director
Age: 33                                          2004     and Vice President of Dimensional Fund Advisors
                                                          Canada Inc. Prior to April 2002, Regional Director
                                                          of Dimensional Fund Advisors Inc. Formerly, Vice
                                                          President and General Manager of Assante Global
                                                          Advisors (July 2000 to April 2002); Vice President
                                                          of Assante Asset Management Inc. (March 2000 to
                                                          July 2000); and Private Client Manager at Loring
                                                          Ward Investment Counsel Ltd. (June 1997 to February
                                                          2002).
----------------------- ---------------------- ---------- -----------------------------------------------------
Karen E. Umland         Vice President         Since      Vice President of all the DFA Entities, DFA
Age: 40                                          1997     Australia Limited, Dimensional Fund Advisors Ltd.,
                                                          and Dimensional Fund Advisors Canada Inc.
----------------------- ---------------------- ---------- -----------------------------------------------------
Carol W. Wardlaw        Vice President         Since      Vice President of all the DFA Entities. Prior to
Age: 47                                          2004     April 2004, Regional Director of Dimensional Fund
                                                          Advisors Inc.
----------------------- ---------------------- ---------- -----------------------------------------------------
Weston J. Wellington    Vice President         Since      Vice President of all the DFA Entities. Formerly,
Age: 55                                          1997     Vice President of DFA Australia Limited.
----------------------- ---------------------- ---------- -----------------------------------------------------
Daniel M. Wheeler       Vice President         Since      Vice President of all the DFA Entities. Prior to
Age: 61                                          2001     2001 and currently, Director of Global Financial
                                                          Advisor Services of Dimensional Fund Advisors Inc.
                                                          Director of Dimensional Fund Advisors Ltd. (since
                                                          October 2003) and President of Dimensional Fund
                                                          Advisors Canada Inc. (since June 2003).
----------------------- ---------------------- ---------- -----------------------------------------------------

(1)  Each  officer  holds office for an  indefinite  term at the pleasure of the
     Board of Directors and until his or her successor is elected and qualified.

     Because the  Portfolio  has not been offered prior to the date of this SAI,
Directors and officers as a group own less than 1% of the outstanding  shares of the Portfolio.

                            SERVICES TO THE PORTFOLIO

Administrative Services

     PFPC Inc. ("PFPC"), 301 Bellevue Parkway,  Wilmington,  DE 19809, serves as the  accounting  services,  dividend  disbursing,  and  transfer  agent  for the
Portfolio.  The  services  provided  by PFPC are subject to  supervision  by the executive officers and the Board of Directors of the Fund and include day-to-day keeping and maintenance of certain records, calculation of the offering price of the shares, preparation of reports, liaison with its custodian, and transfer and dividend  disbursing  agency  services.  For the  administrative  and accounting services  provided  by PFPC,  the  Portfolio  pays  PFPC  annual  fees  that are calculated  daily and paid  monthly  according  to a fee  schedule  based on the aggregate assets in the Fund Complex,  which includes four registered investment companies and a group trust. The fee schedule is set forth in the table below:

     .0110% of the Fund Complex's first $50 billion of average net assets;
     .0085% of the Fund Complex's next $25 billion of average net assets; and
     .0075% of the Fund Complex's average net assets in excess of $75 billion.

The fees charged to the  Portfolio  under the fee schedule are  allocated to the
Portfolio  based on the Portfolio's pro rata portion of the aggregate net assets of the Fund Complex.

The Portfolio is also subject to a monthly base fee of $1,666.

     The Portfolio  also pays separate fees to PFPC with respect to the services
PFPC provides as transfer agent and dividend disbursing agent.

Custodian

     PFPC Trust Company, 301 Bellevue Parkway,  Wilmington,  DE 19809, serves as the custodian for the Portfolio.  The custodian  maintains a separate account or accounts for the Portfolio;  receives,  holds, and releases portfolio securities on account of the Portfolio;  make receipts and disbursements of money on behalf of the  Portfolio;  and  collects  and  receives  income and other  payments and distributions on account of the Portfolio's portfolio securities.

Distributor

     The Fund's  shares are  distributed  by DFA  Securities  Inc.  ("DFAS"),  a wholly-owned  subsidiary of the Advisor. DFAS is registered as a limited purpose broker-dealer  under the Securities  Exchange Act of 1934 and is a member of the
National Association of Securities Dealers,  Inc. The principal business address of DFAS is 1299 Ocean Avenue, Santa Monica, California 90401.

     DFAS acts as an agent of the Fund by serving as the  principal  underwriter of the Fund's shares. Pursuant to the Distribution Agreement with the Fund, DFAS uses its best  efforts  to seek or  arrange  for the sale of shares of the Fund, which are  continuously  offered.  No sales charges are paid by investors or the
Fund.  No  compensation  is paid by the  Fund to  DFAS  under  the  Distribution
Agreement.

Legal Counsel

     Stradley,  Ronon, Stevens & Young, LLP serves as legal counsel to the Fund.
Its address is 2600 One Commerce Square, Philadelphia, PA 19103-7098.

Independent Registered Public Accounting Firm

     PricewaterhouseCoopers  LLP is the independent registered public accounting firm to the Fund and audits the annual  financial  statements  of the Fund.  Its address is Two Commerce Square, Suite 1700, 2001 Market Street, Philadelphia, PA
19103-7042.

                                  ADVISORY FEES

     David G. Booth and Rex A. Sinquefield,  as directors and/or officers of the
Advisor and  shareholders  of the  Advisor's  outstanding  stock,  may be deemed controlling  persons of the Advisor.  For the services it provides as investment advisor to the  Portfolio,  the  Advisor is paid a monthly fee  calculated  as a percentage of average net assets of the Portfolio. As of _______________,  2006, the  Portfolio  had  not  yet  commenced  operations,  so it had  not  yet  paid management fees as of that date.

                                PORTFOLIO MANAGER

     In  accordance  with the team approach  used to manage the  Portfolio,  the portfolio  managers and portfolio  traders implement the policies and procedures established by the Investment  Committee.  The portfolio  managers and portfolio traders also make daily decisions regarding the Portfolio, including running buy and  sell  programs  based  on the  parameters  established  by  the  Investment
Committee.  David  A.  Plecha,  the  portfolio  manager  for  the  fixed  income portfolios,  including  the  Portfolio,  coordinates  the  efforts  of all other portfolio managers with respect to the fixed income portfolios. For this reason, the Advisor has  identified  Mr. Plecha as the  individual  responsible  for the day-to-day management of the Portfolio.  Because the Portfolio had not commenced operations  prior to the date of this SAI, Mr. Plecha does not own any shares of the Portfolio.

Description of Compensation Structure

     Portfolio  managers  receive a base  salary and  incentive  bonus,  and may receive a  commission  based on  services  provided  to  certain  clients of the
Advisor.  Compensation of a portfolio manager is determined at the discretion of the Compensation  Committee of the Advisor and is based on a portfolio manager's experience,  responsibilities,  the perception of the quality of his or her work efforts, and other subjective factors. The compensation of portfolio managers is not directly based upon the  performance of the portfolio or other accounts that the portfolio managers manage. The Compensation Committee of the Advisor reviews the compensation of each portfolio  manager annually and may make  modifications in compensation as the Compensation Committee deems necessary to reflect changes in the market. Each portfolio manager's compensation consists of the following:

     o    Base salary. Each portfolio manager is paid a base salary. The Advisor considers  the factors  described  above to determine  each  portfolio manager's base salary.

     o    Semi-Annual  Bonus.  Each portfolio  manager may receive a semi-annual bonus. The amount of the bonus paid to each portfolio manager is based upon the factors described above.

     o    Commissions  for  Client  Services.  Certain  portfolio  managers  may receive a commission based on services the portfolio  manager provides to certain clients of the Advisor.

     Portfolio  managers may be awarded the right to purchase  restricted shares of the Advisor's stock as determined from time to time by the Board of Directors of the Advisor or its delegees.  Portfolio  managers also participate in benefit and retirement plans and other programs available generally to all employees.

Other Managed Accounts

     In addition to the Portfolio, the portfolio manager manages: (i) other U.S.
registered  investment  companies  advised or sub-advised  by the Advisor;  (ii)
other pooled investment  vehicles that are not U.S. registered mutual funds; and
(iii) other accounts managed for  organizations  and individuals.  The following table  sets  forth  information  regarding  the  total  accounts  for  which the portfolio manager has the primary responsibility for coordinating the day-to-day management responsibilities:

             Number of Accounts Managed and Total Assets by Category
                             as of November 30, 2005

     o    12 U.S.  registered  mutual funds with $8,451  million in total assets under management.

     o    5 unregistered pooled investment vehicles with $1,210 million in total assets under management.

     o    7 other accounts with $233 million in total assets under management.

Potential Conflicts of Interest

     Actual or apparent conflicts of interest may arise when a portfolio manager has the  primary  day-to-day  responsibilities  with  respect  to more  than one portfolio and other accounts.  Other accounts  include  registered  mutual funds
(other than the Portfolio),  other unregistered pooled investment vehicles,  and other  accounts  managed for  organizations  and  individuals  ("Accounts").  An
Account  may  have  similar  investment  objectives  to  the  Portfolio,  or may purchase,  sell, or hold securities that are eligible to be purchased,  sold, or held by the Portfolio. Actual or apparent conflicts of interest include:

     o    Time Management. The management of multiple portfolios and/or Accounts may result in a portfolio  manager devoting unequal time and attention to the management of each portfolio and/or Account.  The Advisor seeks to manage  such  competing  interests  for the time and  attention  of portfolio  managers by having portfolio managers focus on a particular investment  discipline.  Most Accounts managed by a portfolio  manager are  managed  using  the  same  investment  models  that  are  used in connection with the management of the portfolios.

     o    Investment  Opportunities.  It is  possible  that at  times  identical securities  will be held by more than one  portfolio  and/or  Account.
          However,  positions  in the same  security  may vary and the length of time that any  portfolio or Account may choose to hold its  investment in the  same  security  may  likewise  vary.  If a  portfolio  manager identifies a limited  investment  opportunity that may be suitable for more than one  portfolio  or Account,  a portfolio  may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible  portfolios  and Accounts.
          To deal with these situations,  the Advisor has adopted procedures for allocating  portfolio  transactions  across  multiple  portfolios  and
          Accounts.

     o    Broker  Selection.  With respect to  securities  transactions  for the portfolios the Advisor  determines which broker to use to execute each order,  consistent  with the Advisor's  duty to seek best execution of the  transaction.  However,  with respect to certain Accounts (such as separate  accounts),  the  Advisor  may be limited by the client  with respect to the  selection  of brokers or may be  instructed  to direct trades through a particular broker. In these cases, the Advisor or its affiliates may place separate,  non-simultaneous,  transactions  for a portfolio and another Account that may  temporarily  affect the market price of the security or the execution of the transaction, or both, to the detriment of the portfolio or the Account.

     o    Performance-Based   Fees.  For  some  Accounts,  the  Advisor  may  be
          compensated  based on the  profitability of the Account,  such as by a
          performance-based   management  fee.  These   incentive   compensation
          structures  may create a conflict  of interest  for the  Advisor  with regard to Accounts  where the Advisor is paid based on a percentage of assets because the portfolio manager may have an incentive to allocate securities  preferentially  to the  Accounts  where the Advisor  might share in investment gains.

     o    Client  Service  Responsibilities.   A  conflict  may  arise  where  a
          portfolio manager receives a commission for servicing a client in that the  portfolio  manager may have an  incentive to favor the Account of that  client over other  portfolios  or  Accounts  that the  portfolio manager manages.

     o    Investment in a Portfolio.  A portfolio  manager or his/her  relatives may invest in a portfolio  that he or she  manages and a conflict  may arise where he or she may  therefore  have an  incentive  to treat the portfolio in which the portfolio  manager or his/her  relatives invest preferentially  as compared to other  portfolios or Accounts for which they have portfolio management responsibilities.

     The Advisor and the Fund have adopted  certain  compliance  procedures that are reasonably designed to address these types of conflicts.  However,  there is no guarantee that such  procedures will detect each and every situation in which a conflict arises.

                               GENERAL INFORMATION

     The Fund was  incorporated  under Maryland law on June 15, 1981. Until June
1983, the Fund was named DFA Small Company Fund Inc. The Portfolio  described in this  SAI had not  commenced  operations  as of  _____________,  2006.  The Fund generally  offers shares of the Portfolio  only to  institutional  investors and clients of registered investment advisers.

                                 CODES OF ETHICS

     The Fund, the Advisor,  and DFAS have adopted a Code of Ethics,  under Rule
17j-1 of the 1940 Act, for certain access persons of the Portfolio.  The Code is designed to ensure that access persons act in the interest of the Portfolio, and its shareholders,  with respect to any personal trading of securities. Under the
Code,  access persons are generally  prohibited from knowingly buying or selling securities  (except for mutual  funds,  U.S.  government  securities,  and money market instruments) which are being purchased,  sold, or considered for purchase or sale by the  Portfolio  unless the access  persons'  proposed  purchases  are approved in advance.  The Code also contains certain reporting  requirements and securities trading clearance procedures.

                               SHAREHOLDER RIGHTS

     The shares of the  Portfolio,  when issued and paid for in accordance  with the Portfolio's  Prospectus,  will be fully paid and non-assessable shares. Each share of common stock  represents an equal  proportional  interest in the assets and  liabilities  of the Portfolio  and has  identical,  non-cumulative  voting, dividend,  redemption liquidation, and other rights and preferences as the other class of shares of the Portfolio.

     With respect to matters that require shareholder approval, shareholders are entitled to vote only with  respect to matters  that affect the  interest of the portfolio of shares that they hold,  except as otherwise  required by applicable law. If liquidation of the Fund should occur,  shareholders would be entitled to receive,  on a per class basis,  the assets of the  particular  portfolio  whose shares  they  own,  as  well  as  a  proportionate  share  of  Fund  assets  not attributable to any particular portfolio.  Ordinarily,  the Fund does not intend to hold annual meetings of  shareholders,  except as required by the 1940 Act or other  applicable  law.  The Fund's  bylaws  provide  that  special  meetings of shareholders shall be called at the written request of at least 10% of the votes entitled to be cast at such meeting.  Such meeting may be called to consider any matter,  including  the  removal  of one or more  directors.  Shareholders  will receive  shareholder  communications with respect to such matters as required by the 1940 Act, including semi-annual and annual financial statements of the Fund, the latter being audited.

     Shareholder  inquiries  may be made by writing  or calling  the Fund at the address  or  telephone  number  appearing  on the cover of this SAI.  Only those individuals whose signatures are on file for the account in question may receive specific account information or make changes in the account registration.

                         PRINCIPAL HOLDERS OF SECURITIES

     Because the  Portfolio  has not been offered prior to the date of this SAI, no  person  beneficially  owned  5% or more  of the  outstanding  shares  of the
Portfolio as of ____________ __, 2006.

                               PURCHASE OF SHARES

     The following  information  supplements  the  information  set forth in the
Prospectus under the caption "PURCHASE OF SHARES."

     The Fund will accept  purchase and  redemption  orders on each day that the
New York Stock Exchange ("NYSE") is open for business, regardless of whether the
Federal Reserve System is closed.  However,  no purchases by wire may be made on any day that the Federal  Reserve  System is closed.  The Fund generally will be closed on days that the NYSE is closed.  The NYSE is scheduled to be open Monday through  Friday  throughout  the year  except for days closed to  recognize  New
Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday,  Memorial
Day, Independence Day, Labor Day,  Thanksgiving,  and Christmas Day. The Federal
Reserve System is closed on the same days as the NYSE, except that it is open on
Good Friday and closed on Columbus Day and Veterans' Day. Orders for redemptions and purchases will not be processed if the Fund is closed.

     The Fund  reserves  the  right,  in its sole  discretion,  to  suspend  the offering of shares of the  Portfolio  or reject  purchase  orders  when,  in the judgment of management,  such suspension or rejection is in the best interest of the Fund or the  Portfolio.  Securities  accepted in exchange  for shares of the
Portfolio  will be acquired for  investment  purposes and will be considered for sale under the same circumstances as other securities in the Portfolio.

     The  Fund  or its  transfer  agent  may,  from  time  to  time,  appoint  a sub-transfer agent, such as a broker, for the receipt of purchase and redemption orders  and  funds  from  certain  investors.  With  respect  to  purchases  and redemptions  through  a  sub-transfer  agent,  the Fund  will be  deemed to have received a purchase or redemption order when the sub-transfer agent receives the order.  Shares of a Portfolio  will be priced at the public  offering price next calculated after receipt of the purchase or redemption order by the sub-transfer agent.

     Reimbursement  fees may be  charged  prospectively  from time to time based upon the future  experience  of the  Portfolio,  which is currently  sold at net asset value. Any such charges will be described in the Prospectus.

                        REDEMPTION AND TRANSFER OF SHARES

     The following  information  supplements  the  information  set forth in the
Prospectus under the caption "REDEMPTION OF SHARES."

     The Fund may suspend redemption privileges or postpone the date of payment:
(1)  during  any  period  when the NYSE is  closed,  or  trading  on the NYSE is restricted  as  determined  by the SEC;  (2) during any period when an emergency exists  as  defined  by the  rules  of the SEC as a  result  of  which it is not reasonably  practicable  for the Fund to dispose of  securities  owned by it, or fairly to determine  the value of its assets;  and (3) for such other periods as the SEC may permit.

     Shareholders  may transfer  shares of the  Portfolio  to another  person by making a written  request to the Advisor,  who will  transmit the request to the transfer  agent.  The request should clearly  identify the account and number of shares to be transferred, and include the signature of all registered owners and all stock certificates, if any, which are subject to the transfer. The signature on the letter of  request,  the stock  certificate,  or any stock  power must be guaranteed in the same manner as described in the Prospectus  under  "REDEMPTION
OF SHARES." As with  redemptions,  the written  request must be received in good order before any transfer can be made.

                            TAXATION OF THE PORTFOLIO

     The following is a summary of some of the federal  income tax  consequences that may affect the  Portfolio.  Unless  your  investment  in the  Portfolio  is through a retirement plan, you should consider the tax implications of investing and consult your own tax adviser.

Distributions of Net Investment Income

     The Portfolio  receives or derives income generally in the form of interest on the  Portfolio's  investments.  This income,  less  expenses  incurred in the operation of the Portfolio,  constitutes  its net  investment  income from which dividends may be paid to its shareholders.  If you are a taxable  investor,  any income dividends (other than qualified dividends) the Portfolio pays are taxable to you as  ordinary  income.  Because  the  income of the  Portfolio  is derived primarily from investments  earning interest,  rather than from dividend income, income  dividends paid by the Portfolio  generally will not qualify as qualified dividends eligible to be taxed at reduced rates.

Distributions of Capital Gains

     The  Portfolio  may realize  capital  gains and losses on the sale or other disposition  of its  portfolio  securities.  Distributions  from net  short-term capital gains are taxable as ordinary income.  Distributions  from net long-term capital  gains are taxable as long-term  capital  gains,  regardless of how long shares of the Portfolio have been held.

     Any net capital gains realized by the Portfolio  generally are  distributed once each year, and may be distributed more frequently,  if necessary, to reduce or eliminate excise or income taxes on the Portfolio.

     Capital gain dividends and any net long-term capital gains you realize from the sale of  Portfolio  shares are  subject to a maximum  rate of tax of 15% for individuals (5% for individuals in the 10% and 15% federal income tax brackets).
For  individuals  in the 10% and 15% tax  brackets,  the rate for net  long-term capital gains  realized in calendar  years 2008 through 2010 is further  reduced from 5% to 0%.

Sunsetting of Provisions

     The special provisions of the Jobs and Growth Tax Relief Reconciliation Act
of 2003  (the  "2003  Tax Act")  dealing  with  reduced  rates of  taxation  for qualified  dividends and net long-term  capital gains are scheduled to sunset on
December 31, 2009, unless extended or made permanent before that date.

     Unless the lower  rate(s) on (i) qualified  dividend  income is extended or made permanent,  the tax rate on qualified dividends after such date will revert back to a maximum rate on ordinary income (39.6% for 2011 and later years unless the lower rates on ordinary income enacted by the Economic Growth and Tax Relief
Reconciliation  Act of  2001  are  extended  or made  permanent)  and  (ii)  net long-term capital gains are extended or made permanent, the rules on taxation of capital gains that were in effect prior to the 2003 Tax Act, including a maximum rate of 20%  (10%  for  individuals  in the 10%  and 15% tax  brackets)  and the provisions for the taxation of five-year gains, will again be effective for 2011 and later years.

Election to be Taxed as a Regulated Investment Company

     The  Portfolio  intends to qualify  and elect to be treated as a  regulated investment company by satisfying certain distribution and asset  diversification requirements  under the Internal  Revenue Code of 1986, as amended (the "Code").
As a regulated  investment  company,  the  Portfolio  generally  pays no federal income tax on the income and gains it distributes to its shareholders. The Board reserves  the right not to maintain  the  qualification  of the  Portfolio  as a regulated  investment  company, if the Board determines such course of action to be beneficial to  shareholders.  In such case,  the Portfolio will be subject to federal,  and possibly  state,  corporate taxes on its taxable income and gains, and distributions to shareholders will be taxed as dividend income to the extent of the Portfolio's earnings and profits.

Excise Tax Distribution Requirement

     To  avoid  federal  excise  taxes,  the  Code  requires  the  Portfolio  to distribute  to you by  December  31 of each year,  at a minimum,  the  following amounts:

     o    98% of its taxable ordinary income earned during the calendar year;
     o    98% of its  capital  gain net income  earned  during the twelve  month period ending October 31; and
     o    100% of any  undistributed  amounts of these  categories  of income or gain from the prior year.

     The Portfolio  intends to declare and pay these  distributions  in December
(or to pay them in  January,  in which case you must treat them as  received  in
December),  but can give no assurances that its distributions will be sufficient to eliminate all taxes.

Corporate Dividends-Received Deduction

     Because the income of the Portfolio is derived  primarily from  investments earning interest,  rather than from dividend income,  generally income dividends paid by the Portfolio will not be eligible for the corporate  dividends-received deduction.

Redemption of Portfolio Shares

     For  shareholders  subject to tax,  redemptions  and exchanges of Portfolio shares are taxable  transactions  for federal and state income tax purposes that cause such a shareholder to recognize a gain or loss. If a shareholder holds his shares as a capital  asset,  the gain or loss that he  realizes  will be capital gain or loss.

     Any loss  incurred  on the  redemption  or  exchange of shares held for six months or less will be treated as a long-term  capital loss to the extent of any long-term capital gains distributed to the shareholder by the Portfolio on those shares.

Wash Sales

     All or a  portion  of  any  loss  that  a  shareholder  realizes  upon  the redemption of the  Portfolio's  shares will be disallowed to the extent that the shareholder  purchases  other shares in the Portfolio  (through  reinvestment of dividends or otherwise) within 30 days before or after the share redemption. Any loss disallowed under these rules will be added to the  shareholder's  tax basis in the new shares purchased by the shareholder.

U.S. Government Obligations

     States grant  tax-free  status to  dividends  paid to  shareholders  of the
Portfolio from interest earned on certain U.S. government securities, subject in some states to minimum investment and reporting requirements that must be met by the Portfolio. The rules on exclusion of this income are different for corporate shareholders.

Complex Securities

     The Portfolio may invest in complex  securities and such investments may be subject to numerous  special and  complicated  tax rules.  These rules could (i)
affect  whether  gains or losses  recognized  by the  Portfolio  are  treated as ordinary  income or capital gain,  (ii)  accelerate the recognition of income to the Portfolio and/or (iii) defer the Portfolio's ability to recognize losses. In turn,  these rules may affect the amount,  timing,  or  character  of the income distributed to a shareholder by a Portfolio.

Non-U.S. Investors

     Taxation of an  investor  who, as to the United  States,  is a  nonresident alien individual,  non-U.S. trust or estate, non-U.S.  corporation,  or non-U.S.
partnership  ("non-U.S.  investor"),  depends  on whether  the  income  from the
Portfolio is "effectively connected" with a U.S. trade or business carried on by such shareholder.  If the income from the Portfolio is not effectively connected with a U.S. trade or business carried on by a non-U.S. investor,  dividends paid to such non-U.S.  investor from investment company taxable income generally will be subject to a U.S.  withholding  tax at the rate of 30% (or lower treaty rate)
upon the gross amount of the dividend. Such a non-U.S.  investor generally would be exempt from U.S  withholding  tax on gains realized on the sale or redemption of Portfolio  shares and dividends paid by the Portfolio from long-term  capital gains,  unless the investor is a  nonresident  alien  individual  present in the
United  States for a period or periods  aggregating  183 days or more during the taxable year. Special U.S. withholding tax rules apply to disposition of "United
States real property interests."

     Also,  U.S.  withholding  taxes are no longer  imposed on dividends paid by regulated  investment  companies to the extent the dividends  are  designated as
"interest-related dividends" or "short-term capital gain dividends." Under these exemptions,  interest-related  dividends and  short-term  capital gain dividends generally  represent  distributions of interest from U.S. sources and short-term capital  gains that would not have been subject to U.S.  withholding  tax at the source if they had been received directly by a foreign person,  and that satisfy certain other requirements.  These exemptions apply to dividends with respect to taxable years of regulated  investment  companies  beginning  after December 31,
2004 and before January 1, 2008.

     If the income from the Portfolio is effectively connected with a U.S. trade or business carried on by a non-U.S.  investor,  then the Portfolio's  dividends and  distributions  and any  gains  realized  upon  the  sale or  redemption  of
Portfolio  shares will be subject to the U.S. federal income tax on a net income basis at the rates applicable to U.S. citizens or domestic corporations.

     A partial exemption from U.S estate tax may apply to stock in the Portfolio held by the estate of a nonresident  decedent.  The amount  treated as exempt is based upon the  proportion of the assets held by the Portfolio at the end of the quarter  immediately  preceding the decedent's death that are debt  obligations, deposits,  or other property that would generally be treated as situated outside the United  States if held  directly by the estate.  This  provision  applies to decedents dying after December 31, 2004 and before January 1, 2008.

     Shareholders  should consult their tax advisers  about the federal,  state, local or foreign tax consequences of an investment in the Portfolio.

Information on the Tax Character of Distributions

     The  Portfolio  will inform  shareholders  of the amount and  character  of distributions at the time they are paid, and will advise shareholders of the tax status for federal income tax purposes of such  distributions  shortly after the close of each  calendar  year.  Shareholders  who have  not held  shares  of the
Portfolio a full year may have  designated  and  distributed to them as ordinary income, qualified dividends, or capital gain, a percentage of income that is not equal to the  actual  amount of such  income  earned  during the period of their investment in the Portfolio.

                              PROXY VOTING POLICIES

     The Board of Directors  of the Fund have  delegated  the  authority to vote proxies for the  portfolio  securities  held by the  Portfolio to the Advisor in accordance with the Proxy Voting Policies and Procedures (the "Voting Policies")
and Proxy Voting Guidelines ("Voting Guidelines") adopted by the Advisor.

     The  Investment  Committee  at the  Advisor is  generally  responsible  for overseeing the Advisor's  proxy voting  process.  The  Investment  Committee may designate one or more of its members to oversee  specific,  on-going  compliance with respect to the Voting  Policies and may  designate  other  personnel of the
Advisor to vote proxies on behalf of the  Portfolio,  including  all  authorized traders of the Advisor.

     The Advisor votes proxies in a manner consistent with the best interests of the Portfolio. Generally, the Advisor analyzes proxy statements on behalf of the
Portfolio in accordance with the Voting Policies and the Voting Guidelines. Most proxies  that  the  Advisor  receives  will be  voted  in  accordance  with  the
predetermined  Voting  Guidelines.   Since  nearly  all  proxies  are  voted  in
accordance with the Voting Guidelines, it normally will not be necessary for the
Advisor  to make an  actual  determination  of how to vote a  particular  proxy, thereby  largely  eliminating  conflicts of interest for the Advisor  during the proxy voting process.  However,  the Proxy Policies do address the procedures to be  followed  if a conflict of interest  arises  between  the  interests  of the
Portfolio and the interests of the Advisor or its  affiliates.  If an Investment
Committee member has actual knowledge of a conflict of interest and recommends a vote contrary to the Voting Guidelines, the Advisor, prior to voting, will fully disclose the conflict to an  Independent  Director of the  Portfolio's  Board of
Directors  and  vote  the  proxy  in  accordance  with  the  direction  of  such
Independent Director.

     The Voting Guidelines  summarize the Advisor's  positions on various issues and give a general  indication  as to how the Advisor  will vote proxies on each issue.  The Advisor  will usually  vote  proxies in  accordance  with the Voting
Guidelines.  However,  the Advisor  reserves  the right to vote  certain  issues counter  to the  Voting  Guidelines  if,  after a review  of the  matter  (which analysis  will  be  documented  in  writing),  the  Advisor  believes  that  the
Portfolio's  best interests would be served by such vote. To the extent that the
Voting Guidelines do not address a potential voting issue, the Advisor will vote on such  issue in a manner  that is  consistent  with the  spirit of the  Voting
Guidelines  and that the Advisor  believes  would be in the best interest of the
Portfolio.  Pursuant to the Voting  Guidelines,  the Advisor generally votes for matters such as: (i) routine  business  decisions  (such as stock  splits,  name changes  and  setting  the  number of  directors);  (ii)  reverse  anti-takeover amendments;  (iii)  auditors;  (iv)  directors;  (v) proposals  establishing  or increasing  indemnification of directors; (vi) proposals eliminating or reducing director's  liability;  (vii) equal access to the proxy; (viii) the right to act by written consent of shareholders and to hold special meetings of shareholders;
(ix)  the  separation  of  audit  and  consulting   responsibilities;   and  (x)
confidential voting. As provided in the Voting Guidelines, the Advisor generally
votes   against   matters  such  as:  (i)   anti-takeover   measures   (such  as
reincorporation  to  facilitate  a  takeover  defense,  adoption  of fair  price amendments,  institution  of  classified  boards of  directors,  elimination  of cumulative voting and creation of super majority provisions);  (ii) the issuance of a new class of stock  with  unequal  voting  rights;  and (iii)  blank  check preferred stock proposals.  The Voting  Guidelines also provide that the Advisor will generally consider on an individual basis such proposals as: (i) increasing authorized  common stock; (ii) establishing or increasing a stock option plan or other employee  compensation  plan; (iii) approving a reorganization  or merger;
(iv) approving a proposal by a dissident  shareholder in a proxy battle; and (v)
issues related to independent directors.

     Under certain circumstances, the Advisor may not be able to vote proxies or the Advisor may find that the expected  economic costs from voting  outweigh the benefits associated with voting. Generally, the Advisor does not vote proxies on
non-U.S.  securities due to local restrictions,  customs,  other requirements or restrictions,  or anticipated  expenses.  The Advisor determines whether to vote proxies of non-U.S.  companies  on a  portfolio-by-portfolio  basis,  and to the extent it is  appropriate,  the  Advisor  generally  implements  uniform  voting procedures for all proxies of a country. The Advisor periodically reviews voting
logistics,    including   costs   and   other   voting   difficulties,    on   a
portfolio-by-portfolio  and  country-by-country  basis, in order to determine if there have been any material changes that would affect the Advisor's decision of whether or not to vote.

     Information  regarding  how each  portfolio  voted  proxies  related to its portfolio  securities  during the 12-month  period ended June 30 of each year is available,  no later  than  August 31 of each  year,  without  charge,  (i) upon request by calling  collect:  (310) 395-8005;  (ii) on the Advisor's  website at
http://www.dfaus.com.;    and   (iii)   on   the    Commission's    website   at
http://www.sec.gov.

                        DISCLOSURE OF PORTFOLIO HOLDINGS

     The Advisor and the Board of  Directors  of the Fund have  adopted a policy
(the "Policy") to govern  disclosure of the portfolio  holdings of the Portfolio
("Holdings  Information"),  and to  prevent  the misuse of  material  non-public
Holdings  Information.  The  Advisor  has  determined  that the  Policy  and its procedures:  (1) are reasonably  designed to ensure that  disclosure of Holdings
Information is in the best interests of the  shareholders of the Portfolio,  and
(2) appropriately address the potential for material conflicts of interest.

     Disclosure of Holdings  Information as Required by Applicable Law. Holdings
Information  (whether a partial  listing  of  portfolio  holdings  or a complete listing of portfolio  holdings)  shall be disclosed to any person as required by applicable law, rules, and regulations.

     Online  Disclosure  of  Portfolio  Holdings   Information.   The  Portfolio
generally  discloses up to its twenty-five  largest  portfolio  holdings and the percentages  that each of these  largest  portfolio  holdings  represent  of the
Portfolio's total assets ("largest holdings"),  as of the most recent month-end, online at the Advisor's public website, http://www.dfaus.com, within twenty days after the end of each month. This online disclosure may also include information
regarding  the  Portfolio's  industry   allocations.   The  Portfolio  generally
discloses  its  complete  Holdings   Information   (other  than  cash  and  cash
equivalents),   as  of  month-end,  online  at  the  Advisor's  public  website,
http://www.dfaus.com, three months following the month-end.

     Disclosure of Holdings  Information  to  Recipients.  Each of the Advisor's
Chairmen,  Director of Institutional  Services, Head of Portfolio Management and
Trading and General Counsel (together,  the "Designated  Persons") may authorize disclosing  non-public  Holdings  Information  more  frequently  or at different periods than as described above solely to those financial  advisors,  registered accountholders,  authorized consultants,  authorized custodians,  or third-party data service  providers (each a "Recipient")  who: (i) specifically  request the more  current  non-public  Holdings  Information,  and  (ii)  execute  a Use and
Nondisclosure Agreement (each a "Nondisclosure  Agreement").  Each Nondisclosure
Agreement  subjects the Recipient to a duty of  confidentiality  with respect to the non-public  Holdings  Information,  and prohibits the Recipient from trading
based  on  the  non-public   Holdings   Information.   Any  non-public  Holdings
Information that is disclosed shall not include any material  information  about the  Portfolio's  trading  strategies  or pending  portfolio  transactions.  The non-public  Holdings  Information  provided to a Recipient under a Nondisclosure
Agreement,  unless  indicated  otherwise,  is not subject to a time delay before dissemination.

     As of  ____________  __, 2006,  the Advisor and the  Portfolio  had ongoing arrangements with the following Recipients to make available non-public Holdings
Information:

------------------------ -------------------------------- ----------------------
      Recipient               Business Purpose                    Frequency
------------------------ -------------------------------- ----------------------
PFPC Trust Company       Fund Custodian                   Daily
------------------------ -------------------------------- ----------------------
PFPC Inc.                Fund Administrator, Accounting   Daily
                         Agent and Transfer Agent
------------------------ -------------------------------- ----------------------

     In addition,  certain employees of the Advisor and its subsidiaries receive
Holdings  Information on a quarterly,  monthly, or daily basis, or upon request, in order  to  perform  their  business  functions.  None of the  Portfolio,  the
Advisor,  or any other party receives any  compensation in connection with these arrangements.

     The Policy  includes the following  procedures to ensure that disclosure of
Holdings  Information is in the best interests of  shareholders,  and to address any conflicts  between the interests of  shareholders,  on the one hand, and the interests  of the  Advisor,  DFAS,  or any  affiliated  person of the Fund,  the
Advisor,  or  DFAS,  on  the  other.  In  order  to  protect  the  interests  of shareholders and the Portfolio,  and to ensure no adverse effect on shareholders in the limited  circumstances  where a Designated  Person is considering  making non-public Holdings Information available to a Recipient, the Advisor's Director of  Institutional  Services and the Chief  Compliance  Officer will consider any conflicts of interest.  If the Chief Compliance Officer,  following  appropriate due  diligence,  determines  that:  (1) the Portfolio has a legitimate  business purpose for providing the non-public  Holdings  Information to a Recipient,  and
(2) disclosure of non-public  Holdings  Information to the Recipient would be in
the  best  interests  of  shareholders   and  will  not  adversely   affect  the
shareholders,  then the  Chief  Compliance  Officer  may  approve  the  proposed disclosure.

     The Chief  Compliance  Officer  documents  all  disclosures  of  non-public
Holdings  Information   (including  the  legitimate  business  purpose  for  the
disclosure),  and periodically  reports to the Board on such  arrangements.  The
Chief  Compliance  Officer also is  responsible  for ongoing  monitoring  of the distribution and use of non-public Holdings  Information.  Such arrangements are reviewed by the Chief Compliance Officer on an annual basis.  Specifically,  the
Chief Compliance  Officer requests an annual  certification  from each Recipient that the Recipient has complied  with all terms  contained in the  Nondisclosure
Agreement.  Recipients  who fail to provide  the  requested  certifications  are prohibited from receiving non-public Holdings Information.

     The Board  exercises  continuing  oversight of the  disclosure  of Holdings
Information by: (1) overseeing the  implementation and enforcement of the Policy by the Chief Compliance  Officer of the Advisor and of the Fund; (2) considering reports and  recommendations  by the Chief  Compliance  Officer  concerning  the implementation of the Policy and any material  compliance matters that may arise in connection with the Policy; and (3) considering  whether to approve or ratify any  amendments  to the Policy.  The Advisor and the Board  reserve the right to amend the Policy at any time,  and from time to time without  prior  notice,  in their sole discretion.

     Prohibitions   on   Disclosure   of  Portfolio   Holdings  and  Receipt  of
Compensation.  No person is authorized to disclose Holdings Information or other investment  positions (whether online at  http://www.dfaus.com,  in writing,  by fax, by e-mail, orally, or by other means) except in accordance with the Policy.
In addition,  no person is authorized to make disclosure  pursuant to the Policy if such disclosure is otherwise in violation of the antifraud  provisions of the federal securities laws.

     The Policy prohibits the Portfolio,  the Advisor,  or an affiliate  thereof from  receiving  any  compensation  or other  consideration  of any type for the purpose of obtaining  disclosure of  non-public  Holdings  Information  or other investment positions.  "Consideration" includes any agreement to maintain assets in the  Portfolio or in other  investment  companies or accounts  managed by the
Advisor or by any affiliated person of the Advisor.

     The Policy and its procedures  are intended to provide  useful  information concerning the Portfolio to existing and prospective shareholders,  while at the same time preventing the improper use of Holdings  Information.  However,  there can be no  assurance  that the  furnishing  of any Holdings  Information  is not susceptible to  inappropriate  uses,  particularly in the hands of sophisticated investors, or that the Holdings Information will not in fact be misused in other ways, beyond the control of the Advisor.

                              FINANCIAL STATEMENTS

     PricewaterhouseCoopers  LLP, Two Commerce  Square,  Suite 1700, 2001 Market
Street, Philadelphia, PA 19103-7042, is the Fund's independent registered public accounting firm. It audits the Fund's annual financial  statements.  Because the
Portfolio  had not  commenced  operations  as of November 30,  2005,  the annual reports of the Fund for the fiscal year ended  November  30, 2005 do not contain any data regarding the Portfolio.

                                PERFORMANCE DATA

     The Portfolio may compare its investment  performance to appropriate market and mutual fund indices and investments for which reliable  performance  data is available. Such indices are generally unmanaged and are prepared by entities and organizations  that track the performance of investment  companies or investment advisors.  Unmanaged indices often do not reflect  deductions for administrative and management costs and expenses.  The performance of the Portfolio may also be compared in publications to averages, performance rankings, or other information prepared  by  recognized  mutual  fund  statistical  services.  Any  performance information,  whether  related to the  Portfolio  or to the  Advisor,  should be considered  in light of the  Portfolio's  investment  objectives  and  policies, characteristics  and the quality of the portfolio and market  conditions  during the time period indicated and should not be considered to be  representative  of what may be achieved in the future.

                DFA INVESTMENT DIMENSIONS GROUP INC. (81/82)

                                     PART C
                                OTHER INFORMATION

ITEM 23. EXHIBITS.

     (a) Articles of Incorporation.
          (1)  Articles of Restatement  effective  August 11, 2003 as filed with the Maryland Secretary of State on August 11, 2003.
               Incorporated herein by reference to:
               Filing: Post-Effective Amendment No. 69/70 to Registrant's
                       Registration Statement on Form N-1A.
               File Nos.: 2-73948 and 811-3258.
               Filing Date: January 29, 2004.

          (2)  Articles  Supplementary  as filed with the Maryland  Secretary of
               State re: the addition of Class R Shares of U.S.  Small Cap Value
               Portfolio  and  the  deletion  of  (i)  the  LD  U.S.  Marketwide
               Portfolio Shares, (ii) the HD U.S.  Marketwide  Portfolio Shares,
               (iii) the LD U.S.  Marketwide Value Portfolio Shares and (iv) the
               HD U.S. Marketwide Value Portfolio Shares
               Incorporated herein by reference to:
               Filing:  Post-Effective   Amendment  No.  75/76  to  Registrant's
                        Registration Statement on Form N-1A.
               File Nos.: 2-73948 and 811-3258.
               Filing Date: March 30, 2005.

          (3)  Articles of  Amendment  as filed with the  Maryland  Secretary of
               State on October 25, 2004 re: the name change of the:
               *    AAM/DFA  International  High Book to Market Portfolio to the
                    LWAS/DFA International High Book to Market Portfolio
               Incorporated herein by reference to:
               Filing:  Post-Effective   Amendment  No.  75/76  to  Registrant's
                        Registration Statement on Form N-1A.
               File Nos.: 2-73948 and 811-3258.
               Filing Date: March 30, 2005.

          (4)  Articles Supplementary filed with the Maryland Secretary of State on September 8, 2004 re: the addition of the:
               *    Shares of Emerging Markets Core Equity Portfolio
               Incorporated herein by reference to:
               Filing:  Post-Effective   Amendment  No.  73/74  to  Registrant's
                        Registration Statement on Form N-1A
               File Nos.: 2-73948 and 811-3258.
               Filing Date: January 14, 2005.

          (5)  Articles Supplementary filed with the Maryland Secretary of State re: the  authorization of 40 billion  additional shares of common stock:
               Incorporated herein by reference to:
               Filing:  Post-Effective   Amendment  No.  75/76  to  Registrant's
                        Registration Statement on Form N-1A.
               File Nos.: 2-73948 and 811-3258.
               Filing Date: March 30, 2005.

          (6)  Articles of  Amendment  as filed with the  Maryland  Secretary of
               State on September 12, 2005 re: the name change of the:
               *    The Pacific Rim Small Company  Portfolio to the Asia Pacific
                    Small Company Portfolio
               Incorporated herein by reference to:
               Filing:  Post-Effective   Amendment  No.  77/78  to  Registrant's
                        Registration Statement on Form N-1A.
               File Nos.: 2-73948 and 811-3258.
               Filing Date: September 13, 2005.

          (7)  Articles  Supplementary filed with the Maryland Secretary of
               State on September 12, 2005 re: the addition of the:
               *    U.S. Core Equity 1 Portfolio
               *    U.S. Core Equity 2 Portfolio
               *    U.S. Vector Equity Portfolio
               *    International Core Equity Portfolio
               Incorporated herein by reference to:
               Filing:  Post-Effective   Amendment  No.  77/78  to  Registrant's
                        Registration Statement on Form N-1A.
               File Nos.: 2-73948 and 811-3258.
               Filing Date: September 13, 2005.

          (8)  Articles of Amendment  as filed with the Maryland  Secretary of State on May 12, 2006 re: the name change of the:
               *    U.S. Small Cap Value Portfolio  Shares-Investor Class to the
                    U.S. Small Cap Value Portfolio Shares
               Incorporated herein by reference to:
               Filing:  Post-Effective   Amendment  No.  80/81  to  Registrant's
                        Registration Statement on Form N-1A.
               File Nos.: 2-73948 and 811-3258.
               Filing Date: May 23, 2006.

          (9)  Articles  Supplementary filed with the Maryland Secretary of
               State on May 12, 2006 re: the addition of the:
               *    Emerging  Markets  Social  Core  Portfolio  Shares
               and the  reclassification  and  reallocation of shares of Class R
               Shares of U.S.
                    Small Cap Value  Portfolio to the U.S. Small Cap Value
                    Portfolio Shares
               Incorporated herein by reference to:
               Filing:  Post-Effective   Amendment  No.  80/81  to  Registrant's
                        Registration Statement on Form N-1A
               File Nos.: 2-73948 and 811-3258.
               Filing Date: May 23, 2006.

     (b)  By-Laws.
          Amended and Restated By-Laws of the Registrant.
          Incorporated herein by reference to:
          Filing:  Post-Effective   Amendment  No.  69/70  to  Registrant's
                   Registration Statement on Form N-1A
          File Nos.: 2-73948 and 811-3258.
          Filing Date: January 29, 2004.

     (c)  Instruments Defining the Rights of Security holders.

          (1)  See  Articles  Fifth,   Sixth,   Eighth  and  Thirteenth  of  the
               Registrant's Articles of Restatement dated August 11, 2003.

          (2)  See Article II of the Registrant's Amended and Restated By-Laws.

     (d)  Investment Advisory Agreement.

          (1)  Investment Management Agreements.
               (a)  Form of Investment Advisory Agreement between the Registrant and  Dimensional  Fund Advisors  Inc.  ("DFA") dated May 13,
                    1987 re: the:
                    *    DFA Five-Year Government Portfolio
                    Incorporated herein by reference to:
                    Filing:  Post-Effective  Amendment No. 48/49 to Registrant's
                             Registration Statement on Form N-1A.
                    File Nos.: 2-73948 and 811-3258.
                    Filing Date: March 20, 1998.

               (b)  Investment Advisory Agreement between the Registrant and DFA dated April 26, 1994 re: the:
                    *    VA Global Bond Portfolio (formerly the DFA Global Fixed
                         Income Portfolio and the DFA Global Bond Portfolio)
                    Incorporated herein by reference to:
                    Filing:  Post-Effective  Amendment No. 48/49 to Registrant's
                             Registration Statement on Form N-1A.
                    File Nos.: 2-73948 and 811-3258.
                    Filing Date: March 20, 1998.

               (c)  Investment Advisory Agreement between the Registrant and DFA dated September 24, 1990 re: the:
                    *    DFA  Intermediate  Government  Fixed  Income  Portfolio
                         (formerly   the  DFA   Intermediate   Government   Bond
                         Portfolio)
                    Incorporated herein by reference to:
                    Filing:  Post-Effective  Amendment No. 48/49 to Registrant's
                             Registration Statement on Form N-1A.
                    File Nos.: 2-73948 and 811-3258.
                    Filing Date: March 30, 1998.

               (d)  Investment Advisory Agreement between the Registrant and DFA dated April 2, 1991 re: the:
                    *    Large Cap International Portfolio
                    Incorporated herein by reference to:
                    Filing:  Post-Effective  Amendment No. 50/51 to Registrant's
                             Registration Statement on Form N-1A.
                    File Nos.: 2-73948 and 811-3258.
                    Filing Date: January 22, 1999.

               (e)  Investment Advisory Agreement between the Registrant and DFA dated September 21, 1992.
                    *    DFA Real Estate Securities Portfolio
                    Incorporated herein by reference to:
                    Filing:  Post-Effective  Amendment No. 70/71 to Registrant's
                             Registration Statement on Form N-1A
                    File Nos.: 2-73948 and 811-3258.
                    Filing Date: March 29, 2004.

               (f)  Investment Advisory Agreement between the Registrant and DFA dated December 20, 1994 re: the:
                    *    DFA International Small Cap Value Portfolio
                    Incorporated herein by reference to:
                    Filing:  Post-Effective  Amendment No. 50/51 to Registrant's
                             Registration Statement on Form N-1A.
                    File Nos.: 2-73948 and 811-3258.
                    Filing Date: January 22, 1999.

               (g)  Investment Advisory Agreement between the Registrant and DFA dated September 8, 1995 re: the:
                    *    VA Large  Value  Portfolio  (formerly  known as the DFA
                         Portfolio)
                    Incorporated herein by reference to:
                    Filing:  Post-Effective  Amendment No. 50/51 to Registrant's
                             Registration Statement on Form N-1A.
                    File Nos.: 2-73948 and 811-3258.
                    Filing Date: January 22, 1999.

               (h)  Investment Advisory Agreement between the Registrant and DFA dated September 8, 1995 re: the:
                    *    VA Small Value Portfolio
                    Incorporated herein by reference to:
                    Filing:  Post-Effective  Amendment No. 50/51 to Registrant's
                             Registration Statement on Form N-1A.
                    File Nos.: 2-73948 and 811-3258.
                    Filing Date: January 22, 1999.

               (i)  Investment Advisory Agreement between the Registrant and DFA dated September 8, 1995 re: the:
                    *    VA International Value Portfolio
                    Incorporated herein by reference to:
                    Filing:  Post-Effective  Amendment No. 50/51 to Registrant's
                             Registration Statement on Form N-1A.
                    File Nos.: 2-73948 and 811-3258.
                    Filing Date: January 22, 1999.

               (j)  Investment Advisory Agreement between the Registrant and DFA dated September 8, 1995 re: the:
                    *    VA International Small Portfolio
                    Incorporated herein by reference to:
                    Filing:  Post-Effective  Amendment No. 50/51 to Registrant's
                             Registration Statement on Form N-1A.
                    File Nos.: 2-73948 and 811-3258.
                    Filing Date: January 22, 1999.

               (k)  Investment Advisory Agreement between the Registrant and DFA dated September 8, 1995 re: the:
                    *    VA Short-Term Fixed Portfolio
                    Incorporated herein by reference to:
                    Filing:  Post-Effective  Amendment No. 50/51 to Registrant's
                             Registration Statement on Form N-1A.
                    File Nos.: 2-73948 and 811-3258.
                    Filing Date: January 22, 1999.

               (l)  Investment Advisory Agreement between the Registrant and DFA dated August 8, 1996 re: the:
                    *   International Small Company Portfolio
                    Incorporated herein by reference to:
                    Filing:  Post-Effective  Amendment No. 50/51 to Registrant's
                             Registration Statement on Form N-1A.
                    File Nos.: 2-73948 and 811-3258.
                    Filing Date: January 22, 1999.

               (m)  Investment Advisory Agreement between the Registrant and DFA dated December 7, 1998 re: the:
                    *    Tax-Managed  U.S. Small Cap Value  Portfolio  (formerly
                         Tax-Managed U.S. 5-10 Value Portfolio);
                    *    Tax-Managed   U.S.   Small  Cap   Portfolio   (formerly
                         Tax-Managed U.S. 6-10 Small Company Portfolio); and
                    *    Tax-Managed   DFA    International    Value   Portfolio
                    Incorporated herein by reference to:
                    Filing:  Post-Effective  Amendment No. 50/51 to Registrant's
                             Registration Statement on Form N-1A.
                    File Nos.: 2-73948 and 811-3258.
                    Filing Date: January 22, 1999.

                    (1)  Addendum Number One re: the reflection of the following name changes:
                         *    Tax-Managed U.S. 5-10 Value Portfolio  to  the
                              Tax-Managed U.S. Small Cap Value Portfolio
                         *    Tax-Managed U.S. 6-10 Small Company Portfolio to
                              the Tax-Managed U.S. Small Cap Portfolio
                         Incorporated herein by reference to:
                         Filing:  Post-Effective Amendment No. 70/71 to
                                  Registrant's Registration Statement on Form
                                  N-1A.
                         File Nos.: 2-73948 and 811-3258.
                         Filing Date: March 29, 2004.

               (n)  Investment Advisory Agreement between the Registrant and DFA dated July 30, 2002 re: the:
                    *    DFA Short-Term Municipal Bond Portfolio
                    Incorporated herein by reference to:
                    Filing:   Post-Effective   Amendment   No.   66/67   to  the
                              Registrant's Registration Statement on Form N-1A.
                    File Nos.: 2-73948 and 811-3258.
                    Filing Date: July 30, 2002.

               (o)  Form of Investment Advisory Agreement between the Registrant and DFA re: the:
                    *    Emerging Markets Core Equity Portfolio
                    Incorporated herein by reference to:
                    Filing:  Post-Effective  Amendment No. 73/74 to Registrant's
                             Registration Statement on Form N-1A.
                    File Nos.: 2-73948 and 811-3258.
                    Filing Date: January 14, 2005.

               (p)  Investment Advisory Agreement between the Registrant and DFA re: the:
                    *    U.S. Core Equity 1 Portfolio
                    Incorporated herein by reference to:
                    Filing:  Post-Effective  Amendment No. 77/78 to Registrant's
                             Registration Statement on Form N-1A.
                    File Nos.: 2-73948 and 811-3258.
                    Filing Date: September 13, 2005.

               (q)  Investment Advisory Agreement between the Registrant and DFA re: the:
                    *    U.S. Core Equity 2 Portfolio
                    Incorporated herein by reference to:
                    Filing:  Post-Effective  Amendment No. 77/78 to Registrant's
                             Registration Statement on Form N-1A.
                    File Nos.: 2-73948 and 811-3258.
                    Filing Date: September 13, 2005.

               (r)  Investment Advisory Agreement between the Registrant and DFA re: the:
                    *    International Core Equity Portfolio
                    Incorporated herein by reference to:
                    Filing:  Post-Effective  Amendment No. 77/78 to Registrant's
                             Registration Statement on Form N-1A.
                    File Nos.: 2-73948 and 811-3258.
                    Filing Date: September 13, 2005.

               (s)  Investment Advisory Agreement between the Registrant and DFA re: the:
                    *    U.S. Vector Equity Portfolio
                    Incorporated herein by reference to:
                    Filing:  Post-Effective  Amendment No. 77/78 to Registrant's
                             Registration Statement on Form N-1A.
                    File Nos.: 2-73948 and 811-3258.
                    Filing Date: September 13, 2005.

               (t)  Form of Investment Advisory Agreement between the Registrant and DFA re: the:
                    *    Emerging Markets Social Core Portfolio
                    Incorporated herein by reference to:
                    Filing:  Post-Effective  Amendment No. 80/81 to Registrant's
                             Registration Statement on Form N-1A
                    File Nos.: 2-73948 and 811-3258.
                    Filing Date: May 23, 2006.

               (u)  Form of Investment Advisory Agreement between the Registrant and DFA re: the:
                    *    DFA Inflation-Protected Securities Portfolio
                    ELECTRONICALLY FILED HEREWITH AS EXHIBIT NO. EX-99.d.1.u.

          (2)  Sub-advisory Agreements.
               (a)  Sub-Advisory  Agreement between the Registrant,  DFA and DFA
                    Australia  Ltd.  (formerly DFA Australia Pty Limited)  dated
                    September 21, 1995 re: the:
                    *    VA International Small Portfolio.
                    Incorporated herein by reference to:
                    Filing:   Post-Effective   Amendment   No.   37/38   to  the
                              Registrant's Registration Statement on Form N-1A.
                    File Nos.: 2-73948 and 811-3258.
                    Filing Date: November 22, 1995.

                    (i)  Amendment No. 1 to Sub-Advisory  Agreement  between the
                         Registrant,  DFA and DFA Australia  Ltd.  (formerly DFA
                         Australia Pty Limited) dated July 18, 1997
                         Incorporated herein by reference to:
                         Filing:   Post-Effective   Amendment   No.   78/79   to
                                   the Registrant's Registration Statement on
                                   Form N-1A.
                         File Nos.: 2-73948 and 811-3258.
                         Filing Date: March 30, 2006.

               (b)  Sub-Advisory  Agreement  between  the  Registrant,  DFA  and
                    Dimensional  Fund Advisors Ltd. dated September 21, 1995 re:
                    the:
                    *    VA International Small Portfolio.
                    Incorporated herein by reference to:
                    Filing:   Post-Effective   Amendment   No.   37/38   to  the
                              Registrant's Registration Statement on Form N-1A.
                    File Nos.: 2-73948 and 811-3258.
                    Filing Date: November 22, 1995.

               (c)  Form of Consultant  Services  Agreement  between DFA and DFA
                    Australia Ltd. (formerly DFA Australia Pty Limited)
                    Incorporated herein by reference to:
                    Filing:   Post-Effective   Amendment   No.   55/56   to  the
                              Registrant's Registration Statement on Form N-1A.
                    File Nos.: 2-73948 and 811-3258.
                    Filing Date: September 13, 1999.

               (d)  Form  of  Consultant  Services  Agreement  between  DFA  and
                    Dimensional Fund Advisors Ltd.
                    Incorporated herein by reference to:
                    Filing:   Post-Effective   Amendment   No.   55/56   to  the
                              Registrant's Registration Statement on Form N-1A.
                    File Nos.: 2-73948 and 811-3258.
                    Filing Date: September 13, 1999.

               (e)  Sub-Advisory  Agreement  between  the  Registrant,  DFA  and
                    Dimensional Fund Advisors Ltd. re: the
                    *    International Core Equity Portfolio
                    Incorporated herein by reference to:
                    Filing:  Post-Effective  Amendment No. 77/78 to Registrant's
                             Registration Statement on Form N-1A.
                    File Nos.: 2-73948 and 811-3258.
                    Filing Date: September 13, 2005.

               (f)  Sub-Advisory  Agreement between the Registrant,  DFA and DFA
                    Australia Ltd. re: the:
                    *    International Core Equity Portfolio
                    Incorporated herein by reference to:
                    Filing:  Post-Effective  Amendment No. 77/78 to Registrant's
                             Registration Statement on Form N-1A.
                    File Nos.: 2-73948 and 811-3258.
                    Filing Date: September 13, 2005.

               (g)  Form of Sub-Advisory  Agreement between the Registrant,  DFA and Dimensional Fund Advisors Ltd. re: the:
                    *    Emerging Markets Social Core Portfolio
                    Incorporated herein by reference to:
                    Filing:  Post-Effective  Amendment No. 80/81 to Registrant's
                             Registration Statement on Form N-1A.
                    File Nos.: 2-73948 and 811-3258.
                    Filing Date: May 23, 2006.

               (h)  Form of Sub-Advisory  Agreement between the Registrant,  DFA and DFA Australia Ltd. re: the:
                    *    Emerging Markets Social Core Portfolio
                    Incorporated herein by reference to:
                    Filing:  Post-Effective  Amendment No. 80/81 to Registrant's
                             Registration Statement on Form N-1A.
                    File Nos.: 2-73948 and 811-3258.
                    Filing Date: May 23, 2006.

     (e)  Underwriting Contracts.

          (1)  Amended  and   Restated   Distribution   Agreement   between  the
               Registrant and DFA Securities Inc. dated December 19, 2003.
               Incorporated herein by reference to:
               Filing:  Post-Effective   Amendment  No.  70/71  to  Registrant's
                        Registration Statement on Form N-1A.
               File Nos.: 2-73948 and 811-3258.
               Filing Date: March 29, 2004.

     (f)  Bonus or Profit Sharing Plans.
          Not  Applicable.

     (g)  Custodian Agreements.
          (1)  Custodian  Agreement  between the Registrant  and PNC Bank,  N.A.
               (formerly Provident National Bank) dated June 19, 1989 re: the:
               *    Enhanced U.S. Large Company Portfolio;
               *    DFA Two-Year Corporate Fixed Income Portfolio; and
               *    DFA Two-Year Government Portfolio
               Incorporated herein by reference to:
               Filing:  Post-Effective   Amendment  No.  37/38  to  Registration
                        Statement of the Registrant on form N-1A.
               File Nos.: 2-73948 and 811-3258.
               Filing Date: November 22, 1995.

          (2)  Form of Custodian  Agreement between the Registrant and PNC Bank,
               N.A. (formerly Provident National Bank) re: the:
               *    U.S. 9-10 Small Company Portfolio;
               *    U.S. Large Company Portfolio;
               *    DFA One-Year Fixed Income Portfolio;
               *    DFA Intermediate Government Fixed Income Portfolio (formerly known as the DFA Intermediate Government Bond Portfolio; and
               *    DFA Five-Year Government Portfolio
               Previously   filed   with   this   registration   statement   and
               incorporated herein by reference.

               (a)  Addendum Number One
                    Incorporated herein by reference to:
                    Filing:  Post-Effective  Amendment No. 50/51 to Registrant's
                             Registration Statement on Form N-1A.
                    File Nos.: 2-73948 and 811-3258.
                    Filing Date: January 22, 1999.

               (b)  Addendum Number Two re: the addition of:
                    *    Tax-Managed U.S. Marketwide Value Portfolio X;
                    *    Tax-Managed U.S. 5-10 Value Portfolio X;
                    *    Tax-Managed U.S. 6-10 Small Company Portfolio X; and
                    *    Tax-Managed DFA International Value Portfolio X
                    Incorporated herein by reference to:
                    Filing:  Post-Effective  Amendment No. 70/71 to Registrant's
                             Registration Statement on Form N-1A.
                    File Nos.: 2-73948 and 811-3258.
                    Filing Date: March 29, 2004.

               (c)  Addendum Number Three re: the addition of:
                    *    LD U.S. Large Company Portfolio;
                    *    HD U.S. Large Company Portfolio;
                    *    LD U.S. Marketwide Value Portfolio; and
                    *    HD U.S. Marketwide Value Portfolio
                    Incorporated herein by reference to:
                    Filing:  Post-Effective  Amendment No. 70/71 to Registrant's
                             Registration Statement on Form N-1A.
                    File Nos.: 2-73948 and 811-3258.
                    Filing Date: March 29, 2004.

               (d)  Addendum  Number Four re: the  reflection  of the  following name change:
                    *    RWB/DFA  International High Book to Market Portfolio to
                         the AAM/DFA International High Book to Market Portfolio
                    Incorporated herein by reference to:
                    Filing:   Post-Effective   Amendment   No.   59/60   to  the
                              Registrant's Registration Statement on Form N-1A.
                    File Nos.: 2-73948 and 811-3258.
                    Filing Date: January 26, 2001.

               (e)  Addendum  Number Five re: the  reflection  of the  following name changes:
                    *    U.S.  9-10 Small  Company  Portfolio to U.S.  Micro Cap
                         Portfolio
                    *    U.S.  6-10 Small  Company  Portfolio to U.S.  Small Cap
                         Portfolio
                    *    U.S.  4-10  Value  Portfolio  to U.S.  Small  XM  Value
                         Portfolio
                    *    U.S.  6-10  Value  Portfolio  to U.S.  Small  Cap Value
                         Portfolio
                    *    Tax-Managed  U.S.  6-10  Small  Company   Portfolio  to
                         Tax-Managed U.S. Small Cap Portfolio
                    *    Tax-Managed  U.S. 5-10 Value  Portfolio to  Tax-Managed
                         U.S. Small Cap Value Portfolio
                    Incorporated herein by reference to:
                    Filing:  Post-Effective  Amendment No. 70/71 to Registrant's
                             Registration Statement on Form N-1A.
                    File Nos.: 2-73948 and 811-3258.
                    Filing Date: March 29, 2004.

               (f)  Addendum Number Six re: the addition of the:
                    *    Tax-Managed U.S. Marketwide Portfolio;
                    and the reflection of the following name changes:
                    *    LD U.S. Large Company  Portfolio to LD U.S.  Marketwide
                         Portfolio
                    *    HD U.S. Large Company  Portfolio to HD U.S.  Marketwide
                         Portfolio
                    Incorporated herein by reference to:
                    Filing:   Post-Effective   Amendment   No.   63/64   to  the
                              Registrant's Registration Statement on Form N-1A.
                    File Nos.: 2-73948 and 811-3258.
                    Filing Date: September 7, 2001.

               (g)  Addendum  Number Seven re: the  reflection  of the following name change:
                    *    Tax-Managed  U.S.  Marketwide  Portfolio to Tax-Managed
                         U.S. Equity Portfolio
                    Incorporated herein by reference to:
                    Filing:   Post-Effective   Amendment   No.   66/67   to  the
                              Registrant's Registration Statement on Form N-1A.
                    File Nos.: 2-73948 and 811-3258.
                    Filing Date: July 30, 2002.

               (h)  Addendum Number Eight re: the addition of the:
                    *    DFA Short-Term Municipal Bond Portfolio
                    Incorporated herein by reference to:
                    Filing:   Post-Effective   Amendment   No.   66/67   to  the
                              Registrant's Registration Statement on Form N-1A.
                    File Nos.: 2-73948 and 811-3258.
                    Filing Date: July 30, 2002.

               (i)  Form of Addendum Number Nine re: the addition of the:
                    *    Emerging Markets Core Equity Portfolio
                    Incorporated herein by reference to:
                    Filing:  Post-Effective  Amendment No. 75/76 to Registrant's
                             Registration Statement on Form N-1A.
                    File Nos.: 2-73948 and 811-3258.
                    Filing Date: March 30, 2005.

               (j)  Addendum Number Ten re: the addition of the:
                    *    U.S. Core Equity 1 Portfolio;
                    *    U.S. Core Equity 2 Portfolio;
                    *    U.S. Vector Equity Portfolio;
                    *    International Core Equity Portfolio;
                    and the reflection of the following name changes:
                    *    The Pacific  Rim Small  Company  Portfolio  to the Asia
                         Pacific Small Company Portfolio
                    Incorporated herein by reference to:
                    Filing:  Post-Effective  Amendment No. 77/78 to Registrant's
                             Registration Statement on Form N-1A.
                    File Nos.: 2-73948 and 811-3258.
                    Filing Date: September 13, 2005.

     (h)  Other Material Contracts.
          (1)  Transfer Agency Agreement.
               Transfer  Agency  Agreement  between the Registrant and PFPC Inc.
               (formerly Provident Financial Processing  Corporation) dated June
               19, 1989.
               Incorporated herein by reference to:
               Filing:  Post-Effective  Amendment No. 48/49 to the  Registrant's
                        Registration Statement on Form N-1A.
               File Nos.: 2-73948 and 811-3258.
               Filing Date: March 20, 1998.

               (a)  Addendum Number One
                    Incorporated herein by reference to:
                    Filing:  Post-Effective  Amendment No. 50/51 to Registrant's
                             Registration Statement on Form N-1A.
                    File Nos.: 2-73948 and 811-3258.
                    Filing Date: January 22, 1999.

               (b)  Addendum Number Two re: the addition of:
                    *    Tax-Managed U.S. Marketwide Value Portfolio X;
                    *    Tax-Managed U.S. 5-10 Value Portfolio X;
                    *    Tax-Managed U.S. 6-10 Small Company Portfolio X; and
                    *    Tax-Managed DFA International Value Portfolio X
                    Incorporated herein by reference to:
                    Filing:  Post-Effective  Amendment No. 70/71 to Registrant's
                             Registration Statement on Form N-1A.
                    File Nos.: 2-73948 and 811-3258.
                    Filing Date: March 29, 2004.

               (c)  Addendum Number Three re: the addition of:
                    *    LD U.S. Large Company Portfolio;
                    *    HD U.S. Large Company Portfolio;
                    *    LD U.S. Marketwide Value Portfolio; and
                    *    HD U.S. Marketwide Value Portfolio
                    Incorporated herein by reference to:
                    Filing:  Post-Effective  Amendment No. 70/71 to Registrant's
                             Registration Statement on Form N-1A.
                    File Nos.: 2-73948 and 811-3258.
                    Filing Date: March 29, 2004.

               (d)  Addendum  Number Four re: the  reflection  of the  following name change:
                    *    RWB/DFA  International High Book to Market Portfolio to
                         the AAM/DFA International High Book to Market Portfolio
                    Incorporated herein by reference to:
                    Filing:   Post-Effective   Amendment   No.   59/60   to  the
                              Registrant's Registration Statement on Form N-1A.
                    File Nos.: 2-73948 and 811-3258.
                    Filing Date: January 26, 2001.

               (e)  Addendum  Number Five re: the  reflection  of the  following name changes:
                    *    U.S.  9-10 Small  Company  Portfolio to U.S.  Micro Cap
                         Portfolio
                    *    U.S.  6-10 Small  Company  Portfolio to U.S.  Small Cap
                         Portfolio
                    *    U.S.  4-10  Value  Portfolio  to U.S.  Small  XM  Value
                         Portfolio
                    *    U.S.  6-10  Value  Portfolio  to U.S.  Small  Cap Value
                         Portfolio
                    *    Tax-Managed  U.S.  6-10  Small  Company   Portfolio  to
                         Tax-Managed U.S. Small Cap Portfolio
                    *    Tax-Managed  U.S. 5-10 Value  Portfolio to  Tax-Managed
                         U.S. Small Cap Value Portfolio
                    Incorporated herein by reference to:
                    Filing:  Post-Effective  Amendment No. 70/71 to Registrant's
                             Registration Statement on Form N-1A.
                    File Nos.: 2-73948 and 811-3258.
                    Filing Date: March 29, 2004.

               (f)  Addendum Number Six re: the  establishment of procedures for the provision of pricing information to Fidelity Investments
                    Institutional Operations Company, Inc.
                    Incorporated herein by reference to:
                    Filing:   Post-Effective   Amendment   No.   63/64   to  the
                              Registrant's Registration Statement on Form N-1A.
                    File Nos.: 2-73948 and 811-3258.
                    Filing Date: September 7, 2001.

               (g)  Addendum Number Seven re: the addition of the:
                    *    Tax-Managed U.S. Marketwide Portfolio
                    and  the reflection of the following name changes:
                    *    LD U.S. Large Company  Portfolio to LD U.S.  Marketwide
                         Portfolio
                    *    HD U.S. Large Company  Portfolio to HD U.S.  Marketwide
                         Portfolio
                    Incorporated herein by reference to:
                    Filing:   Post-Effective   Amendment   No.   63/64   to  the
                              Registrant's Registration Statement on Form N-1A.
                    File Nos.: 2-73948 and 811-3258.
                    Filing Date: September 7, 2001.

               (h)  Addendum  Number Eight re: the  reflection  of the following name change:
                    *    Tax-Managed  U.S.  Marketwide  Portfolio to Tax-Managed
                         U.S. Equity Portfolio
                    Incorporated herein by reference to:
                    Filing:   Post-Effective   Amendment   No.   66/67   to  the
                              Registrant's Registration Statement on Form N-1A.
                    File Nos.: 2-73948 and 811-3258.
                    Filing Date: July 30, 2002.

               (i)  Addendum Number Nine re: the addition of the:
                    *    DFA Short-Term Municipal Bond Portfolio
                    Incorporated herein by reference to:
                    Filing:   Post-Effective   Amendment   No.   66/67   to  the
                              Registrant's Registration Statement on Form N-1A.
                    File Nos.: 2-73948 and 811-3258.
                    Filing Date: July 30, 2002.

               (j)  Form of Addendum Number Ten re: the addition of the:
                    *    Emerging Markets Core Equity Portfolio
                    Incorporated herein by reference to:
                    Filing:  Post-Effective  Amendment No. 75/76 to Registrant's
                             Registration Statement on Form N-1A.
                    File Nos.: 2-73948 and 811-3258.
                    Filing Date: March 30, 2005.

               (k)  Addendum Number Eleven re: the addition of the:
                    *    U.S. Core Equity 1 Portfolio;
                    *    U.S. Core Equity 2 Portfolio;
                    *    U.S. Vector Equity Portfolio;
                    *    International Core Equity Portfolio;
                    and  the reflection of the following name changes:
                    *    The Pacific  Rim Small  Company  Portfolio  to the Asia
                         Pacific Small Company Portfolio
                    Incorporated herein by reference to:
                    Filing:  Post-Effective  Amendment No. 77/78 to Registrant's
                             Registration Statement on Form N-1A.
                    File Nos.: 2-73948 and 811-3258.
                    Filing Date: September 13, 2005.

          (2)  Administration and Accounting Agreement
               Administration  and  Accounting  Services  Agreement  between the
               Registrant and PFPC dated June 19, 1989.
               Incorporated  herein by reference to:
               Filing:  Post-Effective   Amendment  No.  48/49  to  Registrant's
                        Registration Statement on Form N-1A.
               File Nos.: 2-73948 and 811-3258.
               Filing Date: March 20, 1998.

               (a)  Addendum Number One
                    Incorporated herein by reference to:
                    Filing:  Post-Effective  Amendment No. 50/51 to Registrant's
                             Registration Statement on Form N-1A.
                    File Nos.: 2-73948 and 811-3258.
                    Filing Date: January 22, 1999.

               (b)  Addendum Number Two re: the addition of:
                    *    Tax-Managed U.S. Marketwide Value Portfolio X;
                    *    Tax-Managed U.S. 5-10 Value Portfolio X;
                    *    Tax-Managed U.S. 6-10 Small Company Portfolio X; and
                    *    Tax-Managed DFA International Value Portfolio X
                    Incorporated herein by reference to:
                    Filing:  Post-Effective  Amendment No. 70/71 to Registrant's
                             Registration Statement on Form N-1A.
                    File Nos.: 2-73948 and 811-3258.
                    Filing Date: March 29, 2004.

               (c)  Addendum Number Three re: the addition of:
                    *    LD U.S. Large Company Portfolio;
                    *    HD U.S. Large Company Portfolio;
                    *    LD U.S. Marketwide Value Portfolio; and
                    *    HD U.S. Marketwide Value Portfolio
                    Incorporated herein by reference to:
                    Filing:  Post-Effective  Amendment No. 70/71 to Registrant's
                             Registration Statement on Form N-1A.
                    File Nos.: 2-73948 and 811-3258.
                    Filing Date: March 29, 2004.

               (d)  Addendum  Number Four re: the  reflection  of the  following name change:
                    *    RWB/DFA  International High Book to Market Portfolio to
                         the AAM/DFA International High Book to Market Portfolio
                    Incorporated herein by reference to:
                    Filing:   Post-Effective   Amendment   No.   59/60   to  the
                              Registrant's Registration Statement on Form N-1A.
                    File Nos.: 2-73948 and 811-3258.
                    Filing Date: January 26, 2001.

               (e)  Addendum  Number Five re: the  reflection  of the  following name changes:
                    *    U.S.  9-10 Small  Company  Portfolio to U.S.  Micro Cap
                         Portfolio
                    *    U.S.  6-10 Small  Company  Portfolio to U.S.  Small Cap
                         Portfolio
                    *    U.S.  4-10  Value  Portfolio  to U.S.  Small  XM  Value
                         Portfolio
                    *    U.S.  6-10  Value  Portfolio  to U.S.  Small  Cap Value
                         Portfolio
                    *    Tax-Managed  U.S.  6-10  Small  Company   Portfolio  to
                         Tax-Managed U.S. Small Cap Portfolio
                    *    Tax-Managed  U.S. 5-10 Value  Portfolio to  Tax-Managed
                         U.S. Small Cap Value Portfolio
                    Incorporated herein by reference to:
                    Filing:  Post-Effective  Amendment No. 70/71 to Registrant's
                             Registration Statement on Form N-1A.
                    File Nos.: 2-73948 and 811-3258.
                    Filing Date: March 29, 2004.

               (f)  Addendum Number Six re: the  establishment of procedures for the provision of pricing information to Fidelity Investments
                    Institutional Operations Company, Inc.
                    Incorporated herein by reference to:
                    Filing:   Post-Effective   Amendment   No.   63/64   to  the
                              Registrant's Registration Statement on Form N-1A.
                    File Nos.: 2-73948 and 811-3258.
                    Filing Date: September 7, 2001.

               (g)  Addendum Number Seven re: the addition of the:
                    *    Tax-Managed U.S. Marketwide Portfolio
                    and  the reflection of the following name changes:
                    *    LD U.S. Large Company  Portfolio to LD U.S.  Marketwide
                         Portfolio
                    *    HD U.S. Large Company  Portfolio to HD U.S.  Marketwide
                         Portfolio
                    Incorporated herein by reference to:
                    Filing:   Post-Effective   Amendment   No.   63/64   to  the
                              Registrant's Registration Statement on Form N-1A.
                    File Nos.: 2-73948 and 811-3258.
                    Filing Date: September 7, 2001.

               (h)  Addendum  Number Eight re: the  reflection  of the following name change:
                    *    Tax-Managed  U.S.  Marketwide  Portfolio to Tax-Managed
                         U.S. Equity Portfolio
                    Incorporated herein by reference to:
                    Filing:   Post-Effective   Amendment   No.   66/67   to  the
                              Registrant's Registration Statement on Form N-1A.
                    File Nos.: 2-73948 and 811-3258.
                    Filing Date: July 30, 2002.

               (i)  Addendum Number Nine re: the addition of the:
                    *    DFA Short-Term Municipal Bond Portfolio
                    Incorporated herein by reference to:
                    Filing:   Post-Effective   Amendment   No.   66/67   to  the
                              Registrant's Registration Statement on Form N-1A.
                    File Nos.: 2-73948 and 811-3258.
                    Filing Date: July 30, 2002.

               (j)  Form of Addendum Number Ten re: the addition of the:
                    *    Emerging Markets Core Equity Portfolio
                    Incorporated herein by reference to:
                    Filing:  Post-Effective  Amendment No. 75/76 to Registrant's
                             Registration Statement on Form N-1A.
                    File Nos.: 2-73948 and 811-3258.
                    Filing Date: March 30, 2005.

               (k)  Addendum Number Eleven re: the addition of the:
                    *    U.S. Core Equity 1 Portfolio;
                    *    U.S. Core Equity 2 Portfolio;
                    *    U.S. Vector Equity Portfolio;
                    *    International Core Equity Portfolio;
                    and  the reflection of the following name changes:
                    *    The Pacific  Rim Small  Company  Portfolio  to the Asia
                         Pacific Small Company Portfolio
                    Incorporated herein by reference to:
                    Filing:  Post-Effective  Amendment No. 77/78 to Registrant's
                             Registration Statement on Form N-1A.
                    File Nos.: 2-73948 and 811-3258.
                    Filing Date: September 13, 2005.

          (3)  Administration Agreements.
               Administration Agreements between the Registrant and DFA.
               (a)  Dated January 6, 1993 re: the
                    *    DFA One-Year Fixed Income  Portfolio  (formerly The DFA
                         Fixed Income Shares)
                    Incorporated herein by reference to:
                    Filing:  Post-Effective  Amendment No. 50/51 to Registrant's
                             Registration Statement on Form N-1A.
                    File Nos.: 2-73948 and 811-3258.
                    Filing Date: January 22, 1999

               (b)  Dated August 8, 1996 re: the:
                    *    Japanese Small Company Portfolio
                    Incorporated herein by reference to:
                    Filing:  Post-Effective  Amendment No. 50/51 to Registrant's
                             Registration Statement on Form N-1A.
                    File Nos.: 2-73948 and 811-3258.
                    Filing Date: January 22, 1999.

               (c)  Dated August 8, 1996 re: the
                    *    United Kingdom Small Company Portfolio
                    Incorporated herein by reference to:
                    Filing:  Post-Effective  Amendment No. 50/51 to Registrant's
                             Registration Statement on Form N-1A.
                    File Nos.: 2-73948 and 811-3258.
                    Filing Date: January 22, 1999.

               (d)  Dated August 8, 1996 re: the
                    *    Continental Small Company Portfolio
                    Incorporated herein by reference to:
                    Filing:  Post-Effective  Amendment No. 50/51 to Registrant's
                             Registration Statement on Form N-1A.
                    File Nos.: 2-73948 and 811-3258.
                    Filing Date: January 22, 1999.

               (e)  Form of Amended and Restated Administration  Agreement dated
                    March 30, 2006 re: the:
                    *    U.S. Large Company Portfolio
                    Incorporated herein by reference to:
                    Filing:  Post-Effective  Amendment No. 78/79 to Registrant's
                             Registration Statement on Form N-1A.
                    File Nos.: 2-73948 and 811-3258.
                    Filing Date: March 30, 2006.

               (f)  Dated  August 8, 1996 re:  the
                    *    Pacific  Rim Small  Company Portfolio
                    Incorporated herein by reference to:
                    Filing:  Post-Effective  Amendment No. 50/51 to Registrant's
                             Registration Statement on Form N-1A.
                    File Nos.: 2-73948 and 811-3258.
                    Filing Date: January 22, 1999.

                    (1)  Addendum Number One re: the reflection of the following name change:
                         *    Pacific Rim Small  Company  Portfolio  to Asia
                              Pacific Small Company Portfolio
                         Incorporated herein  by reference to:
                         Filing:  Post-Effective  Amendment No. 78/79 to
                                  Registrant's Registration Statement on Form
                                  N-1A.
                         File Nos.: 2-73948 and 811-3258.
                         Filing Date: March 30, 2006.

               (g)  Dated January 6, 1993 re: the
                    *     U.S. Small Cap Portfolio
                    Incorporated herein by reference to:
                    Filing:  Post-Effective  Amendment No. 50/51 to Registrant's
                             Registration Statement on Form N-1A.
                    File Nos.: 2-73948 and 811-3258.
                    Filing Date: January 22, 1999.

                    (1)  Addendum Number One re: the reflection of the following name change:
                        *    U.S.  6-10 Small  Company  Portfolio to U.S.  Small
                             Cap Portfolio
                         Incorporated herein by reference to:
                         Filing:  Post-Effective  Amendment No. 70/71 to
                                  Registrant's Registration Statement on Form
                                  N-1A.
                         File Nos.: 2-73948 and 811-3258.
                         Filing Date: March 29, 2004.

               (h)  Dated January 6, 1993 re: the:
                    *    U.S. Large Cap Value Portfolio (formerly the U.S. Large
                         Cap High Book-to-Market Portfolio)
                    Incorporated herein by reference to:
                    Filing:  Post-Effective  Amendment No. 50/51 to Registrant's
                             Registration Statement on Form N-1A.
                    File Nos.: 2-73948 and 811-3258.
                    Filing Date: January 22, 1999.

               (i)  Dated January 6, 1993 re: the:
                    Incorporated herein by reference to:
                    *     U.S. Small Cap Value Portfolio
                    Filing:  Post-Effective  Amendment No. 50/51 to Registrant's
                             Registration Statement on Form N-1A.
                    File Nos.: 2-73948 and 811-3258.
                    Filing Date: January 22, 1999.

                    (1)  Addendum Number One re: the reflection of the following name change:
                         *    U.S. 6-10 Value Portfolio  (formerly the U.S.
                              Small Cap High Book to Market  Portfolio) to U.S.
                              Small Cap Value Portfolio
                         Incorporated herein by reference to:
                         Filing:  Post-Effective  Amendment No. 70/71 to
                                  Registrant's Registration Statement on Form
                                  N-1A.
                         File Nos.: 2-73948 and 811-3258.
                         Filing Date: March 29, 2004.

               (j)  Dated February 8, 1996 re: the
                    *    RWB/DFA  International  High Book to  Market  Portfolio
                         (formerly  DFA   International   High  Book  to  Market
                         Portfolio;   formerly   the   Reinhardt   Werba   Bowen
                         International Large Stock Portfolio)
                    Incorporated herein by reference to:
                    Filing:  Post-Effective  Amendment No. 50/51 to Registrant's
                             Registration Statement on Form N-1A.
                    File Nos.: 2-73948 and 811-3258.
                    Filing Date: January 22, 1999.

                    (1)  Addendum Number One re: the reflection of the following name change:
                        *    RWB/DFA  International High Book to Market
                             Portfolio to the AAM/DFA International High Book to
                             Market Portfolio
                         Incorporated herein by reference to:
                         Filing:  Post-Effective  Amendment No. 59/60 to
                                  Registrant's Registration Statement on Form
                                  N-1A.
                         File Nos.: 2-73948 and 811-3258.
                         Filing Date: January 26, 2001.

               (k)  Dated March 30, 1994 re:
                    *    Emerging Markets Portfolios
                    Incorporated herein by reference to:
                    Filing:  Post-Effective  Amendment No. 50/51 to Registrant's
                             Registration Statement on Form N-1A.
                    File Nos.: 2-73948 and 811-3258.
                    Filing Date: January 22, 1999.

               (l)  Dated February 8, 1996 re: the:
                    *    Enhanced U.S. Large Company Portfolio
                    Incorporated herein by reference to:
                    Filing:  Post-Effective  Amendment No. 50/51 to Registrant's
                             Registration Statement on Form N-1A.
                    File Nos.: 2-73948 and 811-3258.
                    Filing Date: January 22, 1999.

               (m)  Dated February 8, 1996 re: the
                    *    DFA Two-Year Global Fixed Income Portfolio
                    Incorporated herein by reference to:
                    Filing:  Post-Effective  Amendment No. 50/51 to Registrant's
                             Registration Statement on Form N-1A.
                    File Nos.: 2-73948 and 811-3258.
                    Filing Date: January 22, 1999.

               (n)  Dated August 8, 1996 re: the:
                    *    International Small Company Portfolio
                    Incorporated herein by reference to:
                    Filing:  Post-Effective  Amendment No. 70/71 to Registrant's
                             Registration Statement on Form N-1A.
                    File Nos.: 2-73948 and 811-3258.
                    Filing Date: March 29, 2004.

               (o)  Dated December 19, 1996 re: the:
                    *    Emerging Markets Small Cap Portfolio
                    Incorporated herein by reference to:
                    Filing:  Post-Effective  Amendment No. 50/51 to Registrant's
                             Registration Statement on Form N-1A.
                    File Nos.: 2-73948 and 811-3258.
                    Filing Date: January 22, 1999.

               (p)  Dated November 30, 1997 re: the:
                    *    U.S. Micro Cap Portfolio
                    Incorporated herein by reference to:
                    Filing:  Post-Effective  Amendment No. 50/51 to Registrant's
                             Registration Statement on Form N-1A.
                    File Nos.: 2-73948 and 811-3258.
                    Filing Date: January 22, 1999.

                    (1)  Form of Addendum  Number One re: the  reflection of the following name change:
                         *   U.S.  9-10 Small  Company  Portfolio to U.S.  Micro
                             Cap Portfolio
                         Incorporated herein by reference to:
                         Filing:   Post-Effective   Amendment   No.   60/61   to
                                   the Registrant's Registration Statement on
                                   Form N-1A.
                         File Nos.: 2-73948 and 811-3258.
                         Filing Date: March 23, 2001.

               (q)  Dated November 30, 1997 re: the:
                    *    U.S. Small XM Value Portfolio
                    Incorporated herein by reference to:
                    Filing:  Post-Effective  Amendment No. 50/51 to Registrant's
                             Registration Statement on Form N-1A.
                    File Nos.: 2-73948 and 811-3258.
                    Filing Date: January 22, 1999.

                    (1)  Addendum Number One re: the reflection of the following name change:
                         *    U.S.  4-10  Value  Portfolio  to U.S.  Small  XM
                              Value Portfolio
                         Incorporated herein by reference to:
                         Filing:  Post-Effective  Amendment No. 70/71 to
                                  Registrant's Registration Statement on Form
                                  N-1A.
                         File Nos.: 2-73948 and 811-3258.
                         Filing Date: March 29, 2004.

               (r)  Dated November 30, 1997 re: the:
                    *    Emerging Markets Value Portfolio
                    Incorporated herein by reference to:
                    Filing:  Post-Effective  Amendment No. 50/51 to Registrant's
                             Registration Statement on Form N-1A.
                    File Nos.: 2-73948 and 811-3258.
                    Filing Date: January 22, 1999.

               (s)  Dated December 8, 1998 re: the:
                    *    Tax-Managed U.S. Marketwide Value Portfolio
                    Incorporated herein by reference to:
                    Filing:  Post-Effective  Amendment No. 50/51 to Registrant's
                             Registration Statement on Form N-1A.
                    File Nos.: 2-73948 and 811-3258.
                    Filing Date: January 22, 1999.

               (t)  Form of Dated August 1, 2001 re: the:
                    *    Tax-Managed U.S. Equity Portfolio
                    Incorporated herein by reference to:
                    Filing:   Post-Effective   Amendment   No.   61/62   to  the
                              Registrant's Registration Statement on Form N-1A.
                    File Nos.: 2-73948 and 811-3258.
                    Filing Date: May 18, 2001.

                    (1)  Addendum Number One re: the reflection of the following name change:
                         *    Tax-Managed  U.S.  Marketwide  Portfolio to
                              Tax-Managed U.S. Equity Portfolio
                         Incorporated herein by reference to:
                         Filing:   Post-Effective Amendment No. 66/67 to  the
                                   Registrant's Registration Statement on Form
                                   N-1A.
                         File Nos.: 2-73948 and 811-3258.
                         Filing Date: July 30, 2002.

          (4)  Other.
               (a)  Marketing  Agreement  dated June 29,  1994  between  DFA and
                    National Home Life Assurance Company.
                    Incorporated herein by reference to:
                    Filing:   Post-Effective   Amendment   No.   33/34   to  the
                              Registrant's Registration Statement on Form N-1A.
                    File Nos.: 2-73948 and 811-3258.
                    Filing Date: June 19, 1995.

               (b)  Participation  Agreement  between DFA Investment  Dimensions
                    Group,  Inc.,  DFA, DFA  Securities,  Inc. and National Home
                    Life Assurance Company.
                    Incorporated herein by reference to:
                    Filing:   Post-Effective   Amendment   No.   33/34   to  the
                              Registrant's Registration Statement on Form N-1A.
                    File Nos.: 2-73948 and 811-3258.
                    Filing Date: June 19, 1995.

               (c)  Form of Client Service Agent Agreement re: the:
                    *    RWB/DFA  International  High Book to  Market  Portfolio
                         (formerly  the DFA  International  High  Book to Market
                         Portfolio and Reinhardt Werba Bowen International Large
                         Stock Portfolio).
                    Incorporated herein by reference to:
                    Filing:   Post-Effective   Amendment   No.   37/38   to  the
                              Registrant's Registration Statement on Form N-1A.
                    File Nos.: 2-73948 and 811-3258.
                    Filing Date: November 22, 1995.

                    (1)  Addendum Number One re: the reflection of the following name change:
                         *    RWB/DFA  International High Book to Market
                              Portfolio to the AAM/DFA International High Book
                              to Market Portfolio
                         Incorporated herein by reference to:
                         Filing:   Post-Effective Amendment No.59/60   to  the
                                   Registrant's Registration Statement on Form
                                   N-1A.
                         File Nos.: 2-73948 and 811-3258.
                         Filing Date: January 26, 2001.

               (d)  Form  of  Amended  and   Restated  Fee  Waiver  and  Expense
                    Assumption  Agreement  between the  Registrant and DFA dated
                    March 30, 2006.
                    Incorporated herein by reference to:
                    Filing:   Post-Effective   Amendment   No.   78/79   to  the
                              Registrant's Registration Statement on Form N-1A.
                    File Nos.: 2-73948 and 811-3258.
                    Filing Date: March 30, 2006.

     (i)  Legal Opinion.

          (1)  Legal Opinion of Stradley, Ronon, Stevens & Young, LLP.
               Incorporated herein by reference to:
               Filing:  Post-Effective   Amendment  No.  77/78  to  Registrant's
                        Registration Statement on Form N-1A.
               File Nos.: 2-73948 and 811-3258.
               Filing Date: September 13, 2005.

     (j)  Other Opinions.
          (1)  Consent of PricewaterhouseCoopers
               Incorporated herein by reference to:
               Filing:  Post-Effective   Amendment  No.  78/79  to  Registrant's
                        Registration Statement on Form N-1A.
               File Nos.: 2-73948 and 811-3258.
               Filing Date: March 30, 2006.

          (2)  Consent of  PricewaterhouseCoopers  re: the AAM/DFA International
               High Book to Market  Portfolio
               Incorporated  herein by reference to:
               Filing:  Post-Effective  Amendment  No. 47/48 to the  Dimensional
                        Investment Group Inc.'s Registration Statement on Form
                        N-1A.
               File Nos.: 33-33980 and 811-6067.
               Filing Date: November 26, 1997.

     (k)  Omitted Financial Statements.
          Not  applicable.

     (l)  Initial Capital Agreements.
          Subscription  Agreement  under  Section  14(a)(3)  of  the  Investment
          Company Act of 1940.
          Previously  filed with this  registration  statement and  incorporated herein by reference.

     (m)  Rule 12b-1 Plans.
          Not  Applicable

     (n)  Plans pursuant to Rule 18f-3.

          (1)  Multiple  Class Plan  Pursuant  to Rule 18f-3,  adopted  April 1,
               2004, re: the:
               *    U.S. Small Cap Value Portfolio
               Incorporated herein by reference to:
               Filing:  Post-Effective   Amendment  No.  71/72  to  Registrant's
                        Registration Statement on Form N-1A.
               File Nos.: 2-73948 and 811-3258.
               Filing Date: June 28, 2004.

     (o)  Powers-of-Attorney.

          (1)  Powers-of-Attorney appointing David G. Booth, Rex A. Sinquefield,
               Michael T. Scardina,  Catherine L. Newell and Valerie A. Brown as
               attorneys-in-fact  for Registrant,  DFA Investment  Trust Company and  Dimensional  Emerging  Markets Value Fund Inc. dated October
               13, 2000.
               Incorporated herein by reference to:
               Filing:   Post-Effective   Amendment   No.   62/63   to  the
                         Registrant's Registration Statement on Form N-1A.
               File Nos.: 2-73948 and 811-3258.
               Filing Date: July 10, 2001.

          (2)  Powers-of-Attorney appointing David G. Booth, Rex A. Sinquefield,
               Michael T. Scardina,  Catherine L. Newell and Valerie A. Brown as
               attorneys-in-fact  for Registrant,  DFA Investment  Trust Company and  Dimensional  Emerging  Markets Value Fund Inc. dated January
               24, 2001.
               Incorporated herein by reference to:
               Filing:   Post-Effective   Amendment   No.   59/60   to  the
                         Registrant's Registration Statement on Form N-1A.
               File Nos.: 2-73948 and 811-3258.
               Filing Date: January 26, 2001.

          (3)  Powers-of-Attorney appointing David G. Booth, Rex A. Sinquefield,
               Michael T. Scardina,  Catherine L. Newell and Valerie A. Brown as
               attorneys-in-fact  for Registrant,  DFA Investment  Trust Company and Dimensional  Emerging  Markets Value Fund Inc. dated December
               19, 2003.
               Incorporated herein by reference to:
               Filing:  Post-Effective  Amendment No. 69/70 to Registrant's
                        Registration Statement on Form N-1A.
               File Nos.: 2-73948 and 811-3258.
               Filing Date: January 29, 2004.

          (4)  Power-of-Attorney  appointing David G. Booth, Rex A. Sinquefield,
               Michael T. Scardina,  Catherine L. Newell and Valerie A. Brown as
               attorneys-in-fact for Registrant dated October 25, 2005.
               Incorporated herein by reference to:
               Filing:  Post-Effective  Amendment No. 78/79 to Registrant's
                        Registration Statement on Form N-1A.
               File Nos.: 2-73948 and 811-3258.
               Filing Date: March 30, 2006.

     (p)  Codes of Ethics.

          (1)  Code  of  Ethics  of  Registrant,   Adviser,   Sub-Advisers   and
               Underwriter.
               Incorporated herein by reference to:
               Filing:  Post-Effective  Amendment No. 69/70 to Registrant's
                        Registration Statement on Form N-1A.
               File Nos.: 2-73948 and 811-3258.
               Filing Date: January 29, 2004.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND.
         None.

ITEM 25. INDEMNIFICATION.
         Reference  is made to  Section  1 of  Article  IX of the  Registrant's
         Amended and Restated By-Laws,  which provide for  indemnification,  as set forth below.

               With respect to the indemnification of the Officers and Directors of the Corporation:
               (a)  The  Corporation  shall  indemnify each Officer and Director made  party to a  proceeding,  by reason of  service in such capacity, to the fullest extent, and in the manner provided, under Section 2-418 of the Maryland General Corporation Law:
                    (i)   unless  it  is   proved   that  the   person   seeking
                    indemnification  did not meet the  standard  of conduct  set forth  in  subsection  (b)(1)  of  such  section;  and  (ii)
                    provided,  that the  Corporation  shall  not  indemnify  any officer or Director for any liability to the  Corporation or its security  holders arising from the willful  misfeasance, bad faith,  gross  negligence  or reckless  disregard of the duties involved in the conduct of such person's office.

               (b)  The  provisions  of  clause  (i)  of  paragraph  (a)  herein
                    notwithstanding,   the  Corporation   shall  indemnify  each
                    Officer and Director against reasonable expenses incurred in connection with the successful  defense of any proceeding to which  such  Officer  or  Director  is a party by  reason of service in such capacity.

               (c)  The Corporation, in the manner and to the extent provided by applicable  law,  shall advance to each Officer and Director who is made  party to a  proceeding  by reason of service in such  capacity  the  reasonable  expenses  incurred  by such person in connection therewith.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISOR.
          (a)  Dimensional  Fund  Advisors  Inc.,  with  a  principal  place  of business  located at 1299 Ocean Avenue,  Santa Monica,  CA 90401, the investment manager for the Registrant, is also the investment manager for three other registered open-end investment companies,
               The DFA Investment  Trust Company,  Dimensional  Emerging Markets
               Value Fund Inc. and Dimensional Investment Group Inc. The Advisor
               also  serves  as   sub-advisor   for  certain  other   registered
               investment companies.

               The Advisor is engaged in the  business of  providing  investment advice  primarily  to  institutional  investors.  For  additional information,  please see  "Management  of the Fund" in PART A and
               "Directors   and  Officers"  in  PART  B  of  this   Registration
               Statement.

               Additional  information  as to the Advisor and the  directors and officers of the Advisor is  included  in the  Advisor's  Form ADV
               filed  with  the  Commission  (File  No.  801-16283),   which  is
               incorporated  herein by reference and sets forth the officers and directors  of the Advisor  and  information  as to any  business, profession,  vocation  or  employment  or  a  substantial  nature engaged in by those  officers and  directors  during the past two years.

          (b)  The Sub-Advisor for the VA  International  Small Portfolio of the
               Registrant is Dimensional Fund Advisors Ltd.  ("DFAL").  DFAL has
               its principal place of business is 14 Berkeley Street, London W1X
               5AD,  England.  Additional  information  as to the  DFAL  and the directors and officers of DFAL is included in the DFAL's Form ADV
               filed  with  the  Commission  (File  No.  801-40136),   which  is
               incorporated  herein by reference and sets forth the officers and directors of DFAL and information as to any business, profession, vocation or  employment  or a  substantial  nature  engaged in by those officers and directors during the past two years.

          (c)  The Sub-Advisor for the VA  International  Small Portfolio of the
               Registrant is DFA Australia  Limited ("DFA  Australia").  DFA has
               its  principal  placed  of  business  is Suite  4403  Gateway,  1
               MacQuarie  Place,  Sydney,  New  South  Wales  2000,   Australia.
               Additional  information as to DFA Australia and the directors and officers of DFA Australia is included in DFA Australia's Form ADV
               filed  with  the  Commission  (File  No.  801-48036),   which  is
               incorporated  herein by reference and sets forth the officers and directors of DFA  Australia and  information  as to any business, profession,  vocation  or  employment  or  a  substantial  nature engaged in by those  officers and  directors  during the past two years.

ITEM 27. PRINCIPAL UNDERWRITERS.

     (a)  DFA Securities  Inc.,  ("DFAS") is the principal  underwriter  for the
          Registrant.  DFAS also  serves as  principal  underwriter  for The DFA
          Investment Trust Company, Dimensional Emerging Markets Value Fund Inc.
          and Dimensional Investment Group Inc.

     (b)  The following  table sets forth  information  as to the  Distributor's
          Directors, Officers, Partners and Control Persons:

  Name and Principal       Positions and Offices      Positions and Offices
   Business Address           with Underwriter             with Fund
------------------------ ------------------------  ----------------------------

David G. Booth             Chairman, Director,    Chairman, Director,
1299 Ocean Avenue          President, Chief       President, Chief
Santa Monica, CA 90401     Executive Officer      Executive Officer
                           and Chief Investment   and Chief Investment
                           Officer                Officer

Eugene F. Fama Sr.         Director               None
Graduate School of
Business
University of Chicago
1101 East 58th Street
Chicago, IL 60637

John A. McQuown            Director               None
c/o KMV Corporation
1620 Montgomery Street
Suite 140
San Francisco, CA 94111

M. Akbar Ali               Vice President         Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

Darryl Avery               Vice President         Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

Arthur H. Barlow           Vice President         Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

Valerie A. Brown           Vice President         Vice President
1299 Ocean Avenue          and Assistant          and Assistant
Santa Monica, CA 90401     Secretary              Secretary

Stephen A. Clark           Vice President         Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

Truman A. Clark            Vice President         Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

Christopher S. Crossan     Vice President         Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

James L. Davis             Vice President         Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

Robert T. Deere            Vice President         Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

Robert W. Dintzer          Vice President         Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

Richard A. Eustice         Vice President         Vice President
1299 Ocean Avenue          and Assistant          and Assistant
Santa Monica, CA 90401     Secretary              Secretary

Eugene F. Fama, Jr.        Vice President         Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

Gretchen A. Flicker        Vice President         None
1299 Ocean Avenue
Santa Monica, CA 90401

Glenn S. Freed             Vice President         Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

Henry F. Gray              Vice President         Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

Julie C. Henderson         Vice President         Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

Kevin Hight                Vice President         Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

Christine W. Ho            Vice President         Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

Jeff J. Jeon               Vice President         Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

Patrick M. Keating         Vice President         Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

Joseph F. Kolerich         Vice President         Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

Michael F. Lane            Vice President         Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

Juliet Lee                 Vice President         Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

Natalie Maniaci            Vice President         Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

Heather H. Mathews         Vice President         Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

David M. New               Vice President         Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

Catherine L. Newell        Vice President,        Vice President,
1299 Ocean Avenue          Secretary and          Secretary and
1299 Ocean Avenue          General Counsel        General Counsel
Santa Monica, CA 90401

Sonya K. Park              Vice President         Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

David A. Plecha            Vice President         Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

Eduardo A. Repetto         Vice President         Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

L. Jacobo Rodriguez        Vice President         Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

Michael T. Scardina        Vice President, Chief  Vice President, Chief
1299 Ocean Avenue          Financial Officer and  Financial Officer and
Santa Monica, CA 90401     Treasurer              Treasurer

David E. Schneider         Vice President         Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

Grady M. Smith             Vice President         Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

Carl G. Snyder             Vice President         Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

Lawrence R. Spieth         Vice President         Vice President
10 South Wacker Drive
Suite 2275
Chicago, IL 60606

Bradley G. Steiman         Vice President         Vice President
Suite 910
1055 West Hastings
Vancouver, B.C. V6E 2E9

Karen E. Umland            Vice President         Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

Carol W. Wardlaw           Vice President         Vice President
10 South Wacker Drive
Suite 2275
Chicago, IL 60606

Weston J. Wellington       Vice President         Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

Daniel M. Wheeler          Vice President         Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

Dimensional Fund           Shareholder
Advisors Inc.
1299 Ocean Avenue
Santa Monica, CA 90401

     (c)  Not applicable.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS.
         The accounts and records of the  Registrant  are located at the office of the Registrant and at additional locations, as follows:

         Name                                  Address
         DFA Investment Dimensions Group Inc.  1299 Ocean Avenue
                                               Santa Monica, CA 90401

         PFPC Inc.                             301 Bellevue Parkway,
                                               Wilmington, DE 19809

ITEM 29. MANAGEMENT SERVICES.
         None.

ITEM 30. UNDERTAKINGS.
         Not  Applicable.

                                   SIGNATURES

Pursuant to the  requirements of the Securities Act of 1933 (the "1933 Act") and
the Investment  Company Act of 1940, as amended,  the Registrant has duly caused
Post-Effective  Amendment No. 81/82 to this Registration  Statement to be signed on its behalf by the  undersigned,  thereunto  duly  authorized,  in the City of
Santa Monica, the State of California, as of the 29th day of June, 2006.

                      DFA INVESTMENT DIMENSIONS GROUP INC.
                                  (Registrant)

                            By: /s/ David G. Booth *
                            David G. Booth, President
                              (Signature and Title)

Pursuant  to the  requirements  of the  Securities  Act of 1933,  Post-Effective
Amendment No. 81/82 to this Registration  Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                         Title                      Date

/s/ David G. Booth            *   President, Director,       June 29, 2006
David G. Booth                    Chairman, Chief
                                  Executive Officer and
                                  Chief Investment Officer

/s/ Rex A. Sinquefield        *   Director                   June 29, 2006
Rex A. Sinquefield

/s/ Michael T. Scardina       *   Chief Financial            June 29, 2006
Michael T. Scardina               Officer, Treasurer
                                  and Vice President

/s/ George M. Constantinides  *   Director                   June 29, 2006
George M. Constantinides

/s/ John P. Gould             *   Director                   June 29, 2006
John P. Gould

/s/ Roger G. Ibbotson         *   Director                   June 29, 2006
Roger G. Ibbotson

/s/ Robert C. Merton          *   Director                   June 29, 2006
Robert C. Merton

/s/ Myron S. Scholes          *   Director                   June 29, 2006
Myron S. Scholes

/s/ Abbie J. Smith            *   Director                   June 29, 2006
Abbie J. Smith

                  * By:/s/ Catherine L. Newell
                  Catherine L. Newell
                  Attorney-in-Fact (Pursuant to a Power-of-Attorney)

                     EXHIBIT INDEX

N-1A Exhibit No.    EDGAR Exhibit No.    Description

23(d)(1)(u)         EX-99.d.1.u          Form of Investment Advisory
                                         Agreement for DFA
                                         Inflation-Protected
                                         Securities Portfolio